UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00810
                                                     ---------

                               Phoenix Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



             Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer,           John H. Beers, Esq.
     Counsel and Secretary for Registrant         Vice President and Counsel
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
              One American Row                        One American Row
           Hartford, CT 06103-2899                Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT



PHOENIX BALANCED FUND
PHOENIX CAPITAL GROWTH FUND
PHOENIX CORE BOND FUND
PHOENIX HIGH YIELD FUND
PHOENIX MID-CAP GROWTH FUND
PHOENIX MONEY MARKET FUND






                     |                   | WOULDN'T YOU RATHER HAVE THIS
                     |                   | DOCUMENT E-MAILED TO YOU?
TRUST NAME:          |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX SERIES FUND  |  April 30, 2007   | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Glossary ........................................................................................       2
Disclosure of Fund Expenses .....................................................................       3
Phoenix Balanced Fund ...........................................................................       5
Phoenix Capital Growth Fund .....................................................................      22
Phoenix Core Bond Fund ..........................................................................      29
Phoenix High Yield Fund .........................................................................      38
Phoenix Mid-Cap Growth Fund .....................................................................      47
Phoenix Money Market Fund .......................................................................      54
Notes to Financial Statements ...................................................................      59
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements ..............      65
Results of Shareholder Meeting ..................................................................      70



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS




DEAR PHOENIXFUNDS SHAREHOLDER:

     We are pleased to provide this report for the six-months ended April 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

     At Phoenix, we strive to provide investors with choice. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

     We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

     Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

     For more information on the mutual funds including PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

     As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward
------------------------------
George R. Aylward
President, PhoenixFunds

MAY 2007

GLOSSARY




ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

JPY
Japanese Yen

MBIA
Municipal Bond Insurance Association

PAYMENT-IN-KIND SECURITY (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

USD
United States Dollar

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND
A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

Phoenix Series Fund



DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF OCTOBER 31, 2006 TO APRIL 30, 2007)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of a Fund in the Series Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

EXAMPLE (SINCE INCEPTION) ONLY+
   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. Please note the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If you have incurred transactional costs, your costs would be higher.

EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending                         Expenses
                       Account          Account          Annualized       Paid
                        Value            Value            Expense        During
                      10/31/06          4/30/07            Ratio         Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............   $1,000.00       $1,060.70           1.15%        $ 5.88
Class B ............    1,000.00        1,056.30           1.90           9.69
Class C ............    1,000.00        1,056.30           1.90           9.69

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............    1,000.00        1,019.02           1.15           5.77
Class B ............    1,000.00        1,015.26           1.90           9.54
Class C ............    1,000.00        1,015.26           1.90           9.54
--------------------------------------------------------------------------------
CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............   $1,000.00       $1,045.60           1.47%        $ 7.46
Class B ............    1,000.00        1,042.20           2.23          11.29
Class C** ..........    1,000.00        1,031.30           2.28          10.15

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............    1,000.00        1,017.41           1.47           7.38
Class B ............    1,000.00        1,013.60           2.23          11.20
Class C ............    1,000.00        1,013.35           2.28          11.45

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class C ............    1,000.00        1,012.04           2.28           9.88**
--------------------------------------------------------------------------------

+  INCEPTION DATE IS NOVEMBER 21, 2006.

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

** EXPENSES ARE EQUAL TO THE FUND'S  ANNUALIZED  EXPENSE RATIO,  WHICH IS NET OF
   WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (160) EXPENSES ACCRUED THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Series Fund





EXPENSE TABLE (CONTINUED)
--------------------------------------------------------------------------------
                      Beginning          Ending                         Expenses
                       Account          Account          Annualized       Paid
                        Value            Value            Expense        During
                      10/31/06          4/30/07            Ratio         Period*
--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............   $1,000.00       $1,045.40           1.05%         $5.33
Class B ............    1,000.00        1,041.90           1.80           9.11
Class C ............    1,000.00        1,040.50           1.80           9.11

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............    1,000.00        1,019.52           1.05           5.27
Class B ............    1,000.00        1,015.76           1.80           9.04
Class C ............    1,000.00        1,015.76           1.80           9.04
--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............   $1,000.00       $1,064.50           1.39%        $ 7.12
Class B ............    1,000.00        1,059.50           2.14          10.93
Class C ............    1,000.00        1,059.10           2.14          10.93

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............    1,000.00        1,017.82           1.39           6.98
Class B ............    1,000.00        1,014.05           2.14          10.74
Class C ............    1,000.00        1,014.05           2.14          10.74
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
 WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.


--------------------------------------------------------------------------------
                      Beginning          Ending                         Expenses
                       Account          Account          Annualized       Paid
                        Value            Value            Expense        During
                      10/31/06          4/30/07            Ratio         Period*
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A                $1,000.00       $1,085.70           1.59%       $  8.22
Class B                 1,000.00        1,082.10           2.34          12.08
Class C                 1,000.00        1,081.50           2.35          12.13

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                 1,000.00        1,016.81           1.59           7.98
Class B                 1,000.00        1,013.05           2.34          11.75
Class C                 1,000.00        1,013.00           2.35          11.80
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class A                $1,000.00       $1,022.90           0.89%         $4.46

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                 1,000.00        1,020.33           0.89           4.47
--------------------------------------------------------------------------------

PHOENIX BALANCED FUND


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Common Stocks                     56%
Non-Agency Mortgage-Backed Securities      11
Agency Mortgage-Backed Securities           8
Domestic Corporate Bonds                    6
U.S. Government Securities                  4
Asset-Backed Securities                     2
Foreign Corporate Bonds                     2
Other                                      11


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
U.S. GOVERNMENT SECURITIES--3.8%

U.S. TREASURY BONDS--1.9%
U.S. Treasury Bond 5.375%, 2/15/31(o) .......    $     665    $      712,278
U.S. Treasury Bond 4.50%, 2/15/36(o) ........       11,770        11,161,267
U.S. Treasury Bond 4.75%, 2/15/37(o) ........        7,950         7,864,291
                                                              --------------
                                                                  19,737,836
                                                              --------------
U.S. TREASURY NOTES--1.9%
U.S. Treasury Note 4.625%, 2/29/12(o) .......       11,500        11,552,107
U.S. Treasury Note 4.625%, 2/15/17(o) .......        8,123         8,119,190
                                                              --------------
                                                                  19,671,297
                                                              --------------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $39,218,271)                                     39,409,133
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.0%
FHLMC 5.50%, 12/15/19 .......................        1,951         1,958,911
FNMA 6%, 5/1/17 .............................          299           304,549
FNMA 4.50%, 4/1/19 ..........................          537           521,222
FNMA 4.50%, 6/1/19 ..........................        7,889         7,650,661
FNMA 4%, 7/1/19 .............................           83            78,089
FNMA 4%, 6/1/20 .............................        1,970         1,861,296
FNMA 5%, 6/1/20 .............................        5,306         5,233,733
FNMA 5%, 6/1/20 .............................        1,894         1,867,806
FNMA 5%, 8/1/20 .............................          120           118,453
FNMA 6%, 12/1/32 ............................          524           531,236
FNMA 5%, 4/1/34 .............................        2,740         2,652,115
FNMA 5.50%, 4/1/34 ..........................          974           964,725
FNMA 5%, 5/1/34 .............................        5,354         5,182,074


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
FNMA 5.50%, 5/1/34 ..........................    $   5,050    $    5,004,468
FNMA 6%, 5/1/34 .............................        1,045         1,055,501
FNMA 5.50%, 6/1/34 ..........................          369           365,562
FNMA 5.50%, 6/1/34 ..........................        1,863         1,846,336
FNMA 5.50%, 6/1/34 ..........................        3,408         3,377,274
FNMA 5.50%, 7/1/34 ..........................        2,838         2,811,772
FNMA 6%, 7/1/34 .............................        1,008         1,018,662
FNMA 5%, 8/1/34 .............................          712           688,871
FNMA 5.50%, 9/1/34 ..........................        1,310         1,297,668
FNMA 6%, 10/1/34 ............................          318           321,782
FNMA 5%, 1/1/35 .............................        3,311         3,204,501
FNMA 6%, 5/1/35 .............................          717           722,777
FNMA 5%, 6/1/35 .............................        2,898         2,802,249
FNMA 5.50%, 6/1/35 ..........................        1,233         1,219,120
FNMA 5.50%, 8/1/35 ..........................        2,268         2,245,691
FNMA 5.50%, 10/1/35 .........................          928           919,301
FNMA 5%, 11/1/35 ............................        9,344         9,036,696
FNMA 5.50%, 5/1/36 ..........................        1,068         1,056,477
FNMA 6%, 5/1/36 .............................        1,005         1,012,624
FNMA 6%, 10/1/36 ............................        1,655         1,667,523
FNMA 5.50%, 12/25/36 ........................        4,221         4,175,652
FNMA 04-W6, 1A4, 5.50%, 7/25/34 .............        1,943         1,949,665
GNMA 6.50%, 8/15/23 .........................          113           116,274
GNMA 6.50%, 11/15/23 ........................          273           281,549
GNMA 6.50%, 11/15/23 ........................          150           154,137
GNMA 6.50%, 11/15/23 ........................          937           966,016
GNMA 6.50%, 12/15/23 ........................          111           113,988
GNMA 6.50%, 12/15/23 ........................           78            80,242
GNMA 6.50%, 12/15/23 ........................          100           103,199
GNMA 6.50%, 1/15/24 .........................          375           386,065



                       See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
GNMA 6.50%, 1/15/24 .........................    $      36    $       37,579
GNMA 6.50%, 1/15/24 .........................           11            11,414
GNMA 6.50%, 1/15/24 .........................          220           226,479
GNMA 6.50%, 1/15/24 .........................           95            98,087
GNMA 6.50%, 1/15/24 .........................           77            78,890
GNMA 6.50%, 2/15/24 .........................          476           490,066
GNMA 6.50%, 2/15/24 .........................          168           173,575
GNMA 6.50%, 2/15/24 .........................           54            55,868
GNMA 6.50%, 2/15/24 .........................           35            36,214
GNMA 6.50%, 3/15/24 .........................          114           117,745
GNMA 6.50%, 3/15/24 .........................          278           286,217
GNMA 6.50%, 4/15/24 .........................          514           529,170
GNMA 6.50%, 4/15/24 .........................           27            28,148
GNMA 6.50%, 4/15/24 .........................           75            77,200
GNMA 6.50%, 4/15/24 .........................           16            16,167
GNMA 6.50%, 5/15/24 .........................            8             8,489
GNMA 6.50%, 5/15/24 .........................            5             5,016
GNMA 6.50%, 1/15/26 .........................          184           189,955
GNMA 6.50%, 1/15/26 .........................           34            34,983
GNMA 6.50%, 1/15/26 .........................           91            94,345
GNMA 6.50%, 2/15/26 .........................           72            73,787
GNMA 6.50%, 3/15/26 .........................          133           137,112
GNMA 6.50%, 3/15/26 .........................          136           140,268
GNMA 6.50%, 4/15/26 .........................           13            13,426
GNMA 6.50%, 4/15/26 .........................           37            37,767
GNMA 6.50%, 4/15/26 .........................          180           185,139
GNMA 6.50%, 6/15/28 .........................           25            25,819
GNMA 6.50%, 6/15/28 .........................           30            31,489
GNMA 6.50%, 7/15/31 .........................          266           274,534
GNMA 6.50%, 11/15/31 ........................           41            42,172
GNMA 6.50%, 2/15/32 .........................           87            89,760
GNMA 6.50%, 3/15/32 .........................           52            53,208
GNMA 6.50%, 4/15/32 .........................           96            99,389
GNMA 6%, 8/15/32 ............................          900           914,357
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $84,468,748)                                     83,640,346
--------------------------------------------------------------------------------

MUNICIPAL BONDS--2.3%

CALIFORNIA--1.2%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19
(MBIA Insured) ..............................        4,235         4,601,031

Alameda Corridor Transportation Authority
Taxable Series C 6.60%, 10/1/29
(MBIA Insured) ..............................        2,750         3,096,693


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
CALIFORNIA--CONTINUED
Alameda Corridor Transportation Authority
Taxable Subordinate Note Series
D 6.25%, 10/1/14 (MBIA Insured) .............       $  500       $   530,975

Contra Costa County Pension Obligation
Taxable 6.10%, 6/1/11 (FSA Insured) .........          500           519,480

San Luis Obispo County Pension Obligation
Taxable Series A 3.94%, 9/1/12
(MBIA Insured) ..............................          330           313,352

Sonoma County Pension Obligation
Taxable 6.625%, 6/1/13 (FSA Insured) ........        3,525         3,686,233
                                                              --------------
                                                                  12,747,764
                                                              --------------
COLORADO--0.0%
Denver City and County School District No. 1
Pension Obligation Certificate of
Participation Taxable 6.76%, 12/15/07
(AMBAC Insured)(m) ..........................           60            60,556

FLORIDA--0.3%
Miami-Dade County Educational Authority
Taxable Series C 5.48%, 4/1/16 ..............          650           642,759

University of Miami Taxable Series A 7.65%,
4/1/20 (MBIA Insured) .......................        2,715         2,743,345
                                                              --------------
                                                                   3,386,104
                                                              --------------
MAINE--0.1%
Bangor Pension Obligation Taxable
Series B 5.94%, 6/1/13 (FGIC Insured) .......          675           706,792

MISSISSIPPI--0.0%
Mississippi Development Bank Jackson
County Special Obligation Taxable
Series A 5%, 6/1/11 (FSA Insured) ...........          340           338,997

NEW JERSEY--0.1%
Monroe Township Pension Obligation
Taxable 5%, 8/15/13 .........................          590           585,256

New Jersey Turnpike Authority Taxable
Series B 4.252%, 1/1/16 Prerefunded
1/1/15 @ 100 (AMBAC Insured) ................            6             5,840

New Jersey Turnpike Authority Taxable
Series B 4.252%, 1/1/16 (AMBAC Insured) .....          149           141,472
                                                              --------------
                                                                     732,568
                                                              --------------
NEW YORK--0.0%
City of Buffalo Taxable Series A 4.71%,
2/1/13 (AMBAC Insured) ......................          420           411,289



                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

PENNSYLVANIA--0.5%
City of Pittsburgh Pension Obligation
Taxable Series A 6.50%, 3/1/14
(FGIC Insured) ..............................    $   1,100       $ 1,179,244

City of Pittsburgh Pension Obligation
Taxable Series C 6.50%, 3/1/17
(FGIC Insured) ..............................        1,800         1,949,292

Philadelphia School District Taxable Series C
4.43%, 7/1/11 (FSA Insured) .................        1,780         1,743,510
                                                              --------------
                                                                   4,872,046
                                                              --------------
TEXAS--0.1%
State of Texas Taxable Series C 4.70%, 8/1/09          625           623,250
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $23,298,872)                                     23,879,366
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--1.2%
FHLMC 5.375%, 1/9/14 ........................        3,050         3,046,291
FHLMC 5.20%, 3/5/19 .........................        5,275         5,182,503
FHLMC 5.30%, 5/12/20 ........................        4,175         4,080,240
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,280,898)                                     12,309,034
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%
AmeriCredit Automobile Receivables
Trust 03-BX, A4A 2.72%, 1/6/10 ..............          522           519,173

AmeriCredit Automobile Receivables
Trust 06-BG, A3, 5.21%, 10/6/11 .............        2,100         2,102,026

Associates Manufactured Housing Pass-Through
Certificate 97-2, A6 7.075%, 3/15/28(c) .....          942           959,302

Bayview Financial Acquisition Trust 06-A,
1A2 5.483%, 2/28/41(c) ......................        3,250         3,236,797

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ...............          815           762,855

Capital One Auto Finance Trust 07-B, A3A
5.03%, 4/15/12 ..............................        1,100         1,099,855

DaimlerChrysler Auto Trust 05-A B
3.88%, 7/8/11 ...............................        1,200         1,181,628

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(c) ......................        1,787         1,769,657

GS Auto Loan Trust 06-1, A2 5.47%, 2/15/09 ..        4,365         4,367,051


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(c) ..............       $1,500       $ 1,503,015

JPMorgan Mortgage Acquisition Corp.
06-CW2, AF4 6.08%, 8/25/36(c) ...............        1,700         1,710,407

Long Beach Auto Receivables Trust 04-A,
A2 2.841%, 7/15/10(c) .......................          617           606,274

Marshall & Isley Bank Auto Loan Trust
03-1 B 3.45%, 2/21/11 .......................          655           646,700

Renaissance Home Equity Loan Trust 06-1,
AF2 5.533%, 5/25/36(c) ......................        2,350         2,340,669

Residential Funding Mortgage Securities II, Inc.
06-HSA1, A3 5.23%, 2/25/36(c) ...............          190           186,971

Wachovia Auto Loan Owner Trust 06-2A,
A3 144A 5.23%, 8/22/11(b) ...................        2,665         2,665,080
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $25,742,506)                                     25,657,460
--------------------------------------------------------------------------------


DOMESTIC CORPORATE BONDS--5.9%

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13 .......        1,000           985,021

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
8.25%, 7/15/07 ..............................        1,250         1,255,827

AIRLINES--0.6%
American Airlines, Inc. 01-1
6.977%, 11/23/22 ............................        2,101         2,097,481

Continental Airlines, Inc. 98-1A
6.648%, 9/15/17 .............................        1,559         1,617,287

JetBlue Airways Corp. 04-1,
9.605%, 3/15/08(c) ..........................          204           207,306

JetBlue Airways Corp. 04-2 C
8.46%, 11/15/08(c) ..........................        1,601         1,609,652

United Airlines, Inc. 01-1 6.071%, 9/1/14 ...        1,161         1,168,047
                                                              --------------
                                                                   6,699,773
                                                              --------------
APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.75%, 3/15/17 .................          221           218,852

AUTOMOBILE MANUFACTURERS--0.0%
American Honda Finance Corp. 144A
4.25%, 3/11/08(b) ...........................          175           173,383



                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14(o) .............    $     575    $      570,164

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17 ..................          540           533,197
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ..          180           183,450
                                                              --------------
                                                                     716,647
                                                              --------------
CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland) 6%, 9/30/16(c)(d)          835           853,605

CONSUMER FINANCE--0.7%
Ford Motor Credit Co. LLC 8.625%, 11/1/10(o)           480           491,760
Ford Motor Credit Co. LLC 9.875%, 8/10/11 ...          700           746,050
Ford Motor Credit Co. LLC 9.806%, 4/15/12(c)           175           187,031
GMAC LLC 6.875%, 9/15/11 ....................          355           356,525
GMAC LLC 6.875%, 8/28/12 ....................          415           415,165
GMAC LLC 6.75%, 12/1/14 .....................          400           395,038
SLM Corp. 3.70%, 2/1/10(c) ..................        5,550         5,085,576
                                                              --------------
                                                                   7,677,145
                                                              --------------
DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A
5.486%, 12/29/49(b)(c) ......................        2,700         2,641,996

Wachovia Corp. 4.875%, 2/15/14 ..............        1,145         1,114,948
                                                              --------------
                                                                   3,756,944
                                                              --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
4.75%, 1/13/12 ..............................          875           860,982

ELECTRIC UTILITIES--0.4%
Entergy Gulf States, Inc. 5.70%, 6/1/15(o) ..        3,000         2,957,445
Entergy Gulf States, Inc. 5.25%, 8/1/15 .....          300           286,442
Southern Power Co. Series D 4.875%, 7/15/15 .          885           845,440
                                                              --------------
                                                                   4,089,327
                                                              --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
4.85%, 11/15/10 .............................        2,000         1,959,806

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5%, 3/15/14 ..........          175           166,924

FOOD RETAIL--0.0%
Kroger Co. (The) 6.80%, 12/15/18 ............          420           434,278

GAS UTILITIES--0.1%
AmeriGas Partners LP 7.25%, 5/20/15 .........        1,000         1,022,500

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16(o) ..          925           935,145


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16(o) ...........................    $     875    $      890,409

HOUSEHOLD PRODUCTS--0.1%
Procter & Gamble Co. 5.55%, 3/5/37 ..........          900           887,016

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A
6.55%, 12/31/11(b) ..........................        5,000         5,210,620

INTEGRATED OIL & GAS--0.0%
ChevronTexaco Capital Co. 3.375%, 2/15/08 ...          175           172,491

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Embarq Corp. 7.082%, 6/1/16 .................          635           656,043
Verizon Communications, Inc. 4.90%, 9/15/15 .          720           691,773
                                                              --------------
                                                                   1,347,816
                                                              --------------
LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp. 4.75%, 1/30/14 ........          850           817,306

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
6.75%, 8/15/14 ..............................           25            25,839

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12(o) .........          685           729,454

MULTI-UTILITIES--0.0%
Dominion Resources, Inc. 5%, 3/15/13(o) .....          525           514,268

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17 ...................        1,040         1,096,561

OFFICE REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15 ........          900           908,379

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18(o) ........        1,250         1,162,424

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Apache Corp. 6%, 1/15/37 ....................        1,200         1,208,215

OIL & GAS REFINING & MARKETING--0.1%
Motiva Enterprises LLC 144A
5.20%, 9/15/12(b) ...........................        1,000           996,173

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management LLC
5.70%, 1/5/16(o) ............................        2,420         2,317,643

TEPPCO Partners LP 7.625%, 2/15/12 ..........          420           454,841
                                                              --------------
                                                                   2,772,484
                                                              --------------


                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
General Electric Capital Corp.
5.375%, 10/20/16(o) .........................    $   1,200    $    1,203,103

TIAA Global Markets, Inc. 144A
3.875%, 1/22/08(b) ..........................        1,000           987,987
                                                              --------------
                                                                   2,191,090
                                                              --------------
PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co. 5%, 12/3/12 ...............          175           173,231
Tyson Foods, Inc. 6.85%, 4/1/16 .............          235           244,988
                                                              --------------
                                                                     418,219
                                                              --------------
PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP
7.875%, 8/1/09 ..............................          440           442,200

Verso Paper Holdings LLC and Verso Paper, Inc.
144A 9.106%, 8/1/14(b)(c) ...................          296           306,360
                                                              --------------
                                                                     748,560
                                                              --------------
REGIONAL BANKS--0.3%
Rabobank Capital Funding II 144A
5.26%, 12/29/49(b)(c) .......................        1,300         1,266,599

Zions Bancorp 5.65%, 5/15/14 ................        1,750         1,762,479
                                                              --------------
                                                                   3,029,078
                                                              --------------
SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. 144A
10.125%, 12/15/16(b)(o) .....................        1,072         1,088,080

SPECIALIZED FINANCE--0.1%
CIT Group Holdings, Inc. 5.40%, 1/30/16(o) ..        1,000           967,418

TOBACCO--0.1%
Reynolds American, Inc. 7.30%, 7/15/15 ......          950         1,019,124

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ..............................        1,275         1,255,187
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $61,840,982)                                     61,832,534
--------------------------------------------------------------------------------


NON-AGENCY MORTGAGE-BACKED
SECURITIES--11.4%
Banc of America Alternative Loan Trust
06-9, A1 6%, 1/25/37 ........................        4,021         4,027,020

Bear Stearns Adjustable Rate Mortgage
Trust 05-12, 13A1 5.463%, 2/25/36(c) ........        2,223         2,205,383

Bear Stearns Commercial Mortgage
Securities 06-PW12, A4 5.895%, 9/11/38(c) ...        2,400         2,469,909



                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5%, 8/25/35 .......................    $   1,811    $    1,777,005

Citigroup/Deutsche Bank Commercial
Mortgage Trust 05-CD1, AM 5.40%, 7/15/44(c) .        2,240         2,226,231

Citigroup/Deutsche Bank Commercial
Mortgage Trust 06-CD2, A4
5.545%, 1/15/46(c) ..........................        3,120         3,133,650

Countrywide Alternative Loan Trust 05-43,
4A2 5.727%, 10/25/35(c) .....................           85            84,815

Countrywide Home Loan Mortgage
Pass-Through Trust 04-13, 1A1
5.50%, 8/25/34 ..............................        2,446         2,439,773

Countrywide Home Loan Mortgage
Pass-Through Trust 07-1, A2 6%, 2/25/37 .....        2,952         2,953,445

Credit Suisse First Boston Mortgage
Securities Corp. 05-12, 6A1 6%, 1/25/36 .....        3,291         3,290,198

Credit Suisse First Boston Mortgage
Securities Corp. 97-C2 B 6.72%, 1/17/35 .....        9,000         9,048,217

Credit Suisse First Boston Mortgage
Securities Corp. 97-C2, A3 6.55%, 1/17/35 ...        2,820         2,827,210

Credit Suisse First Boston Mortgage
Securities Corp. 98-C1 B 6.59%, 5/17/40 .....        1,000         1,011,269

Credit Suisse First Boston Mortgage
Securities Corp. 99-C1, A2 7.29%, 9/15/41 ...          317           327,510

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.609%, 2/15/39(c) ................        5,490         5,563,467

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..........................        2,510         2,469,262

DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31 .............................        3,847         3,877,687

First Horizon Assets Securities, Inc.
05-AR1, 2A1 5.016%, 4/25/35(c) ..............        2,440         2,441,449

First Union - Lehman Brothers -
Bank of America 98-C2, A2 6.56%, 11/18/35 ...          179           180,139

GE Capital Commercial Mortgage Corp.
04-C3, A4 5.189%, 7/10/39(c) ................          350           347,927

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 ...................           21            21,403

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ...............          500           501,612


                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

GS Mortgage Securities Corp. II 05-GG4,
AJ 4.782%, 7/10/39 ..........................    $   2,500    $    2,391,475

GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30(c) .......................        3,755         3,777,299

Harborview Net Interest Margin Corp.
06-12, N1 144A 6.409%, 12/19/36(b) ..........          546           546,604

IndyMac Index Mortgage Loan Trust
05-AR8, B4 7.07%, 4/25/35(c) ................        1,190         1,110,974

IndyMac Index Mortgage Loan Trust
06-AR25, 3A1 6.387%, 9/25/36(c) .............          413           421,572

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 .        8,028         8,271,496

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ..............................        2,353         2,340,933

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C4, A2 4.567%, 6/15/29(c) ..........          250           247,157

Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 9/15/39 .............        2,105         2,108,947

Lehman Brothers - UBS Commercial Mortgage
Trust 07-C2, A2 5.303%, 5/15/49 .............        4,150         4,189,068

Lehman Brothers Commercial Conduit
Mortgage Trust 98-C4, A1B 6.21%, 10/15/35 ...          959           966,297

Lehman XS Net Interest Margin 06-GPM5,
A1 144A 6.25%, 10/28/46(b) ..................          304           303,979

MASTR Resecuritization Trust 05-1 144A
5%, 10/28/34(b) .............................        1,393         1,326,080

Merrill Lynch Mortgage Trust 06-C1, AM
5.843%, 5/12/39(c) ..........................        2,200         2,251,381

Morgan Stanley Capital I 06-T23, A4
5.963%, 8/12/41(c) ..........................        2,570         2,668,075

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 ..........................        1,226         1,284,955

Residential Accredit Loans, Inc. 06-QA1,
A21 5.984%, 1/25/36(c) ......................        4,443         4,493,215

Residential Funding Mortgage Securities
I, Inc. 05-SA1, 2A 4.863%, 3/25/35(c) .......        2,522         2,505,519

Structured Asset Securities Corp. 03-32, 1A1
5.228%, 11/25/33(c) .........................        1,958         1,899,379

Structured Asset Securities Corp. 05-17, 1A6
5.50%, 10/25/35 .............................        2,905         2,854,687


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

Timberstar Trust 06-1A A 144A
5.668%, 10/15/36(b) .........................       $2,250       $ 2,277,070

Wachovia Bank Commercial Mortgage
Trust 04-C12, A4 5.409%, 7/15/41(c) .........          300           300,994

Washington Mutual Mortgage Pass-Through
Certificates, Inc. 05-AR3, A2 4.639%, 3/25/35(c)       129           128,229

Wells Fargo Mortgage Backed Securities
Trust 04-BB, A1 4.556%, 1/25/35(c) ..........        1,849         1,826,432

Wells Fargo Mortgage Backed Securities
Trust 04-EE, 2A3 3.988%, 12/25/34(c) ........        1,793         1,757,768

Wells Fargo Mortgage Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 ............        4,405         4,321,469

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 .................        3,735         3,655,165

Wells Fargo Mortgage Backed Securities
Trust 05-AR10, 2A16 4.11%, 6/25/35(c) .......        1,065         1,038,708

Wells Fargo Mortgage Backed Securities
Trust 05-AR16, 6A3 4.999%, 10/25/35(c) ......        1,180         1,170,195

Wells Fargo Mortgage Backed Securities
Trust 05-AR4, 2A1 4.525%, 4/25/35(c) ........        4,406         4,372,162
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $120,436,559)                                   120,031,865
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.5%

BRAZIL--0.3%
Federative Republic of Brazil 9.25%, 10/22/10          100           112,600
Federative Republic of Brazil 10.50%, 7/14/14           30            38,850
Federative Republic of Brazil 7.875%, 3/7/15         1,520         1,744,200
Federative Republic of Brazil 12.50%, 1/5/22         1,200           743,243
Federative Republic of Brazil 11%, 8/17/40 ..          585(g)        794,576
                                                              --------------
                                                                   3,433,469
                                                              --------------
CANADA--0.2%
Commonwealth of Canada 4.25%, 9/1/09 ........        2,460(h)      2,221,558

CHILE--0.1%
Republic of Chile 5.755%, 1/28/08(c) ........          750           751,125

GERMANY--0.2%
Federal Republic of Germany 144A
3.25%, 4/17/09(b) ...........................        1,150(i)      1,543,937

MEXICO--0.1%
United Mexican States Series MI10
9.50%, 12/18/14 .............................        9,700(j)        976,652



                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

NORWAY--0.1%
Kingdom of Norway 5.50%, 5/15/09 ............        8,650(k) $    1,470,786

PHILIPPINES--0.1%
Republic of Philippines 10.625%, 3/16/25 ....    $     285           408,262
Republic of Philippines 6.375%, 1/15/32 .....          445           435,544
                                                              --------------
                                                                     843,806
                                                              --------------
RUSSIA--0.1%
Russian Federation RegS 7.50%, 3/31/30(c)(e)         1,244         1,413,985

SWEDEN--0.1%
Kingdom of Sweden Series 1043 5%, 1/28/09 ...        9,775(l)      1,483,600

TRINIDAD AND TOBAGO--0.0%
Republic of Trinidad and Tobago RegS
9.875%, 10/1/09(e) ..........................          380           417,050

TURKEY--0.1%
Republic of Turkey 7%, 6/5/20 ...............          590           601,434

UKRAINE--0.1%
Republic of Ukraine, Ministry of Finance 144A
6.58%, 11/21/16(b)(o) .......................          905           920,838
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $15,417,925)                                     16,078,240
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--2.4%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13 ..............          900           970,051

AUSTRALIA--0.1%
Westfield Capital Corp./Westfield Finance
Authority 144A 5.125%, 11/15/14(b) ..........          575           563,915

Westfield Capital Corp./Westfield Finance
Authority 144A 4.375%, 11/15/10(b) ..........          175           170,578
                                                              --------------
                                                                     734,493
                                                              --------------
BRAZIL--0.0%
Vale Overseas Ltd. 6.25%, 1/23/17(o) ........          375           384,564

CANADA--0.1%
Catalyst Paper Corp. 7.375%, 3/1/14(o) ......          570           545,775

European Investment Bank 144A
4.60%, 1/30/37(b) ...........................        1,000(h)        899,180
                                                              --------------
                                                                   1,444,955
                                                              --------------

CHILE--0.4%
Banco Santander Chile 144A 5.375%, 12/9/14(b)          875           874,680

Celulosa Arauco y Constitucion S.A ..........
5.625%, 4/20/15 .............................        1,300         1,284,804


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
CHILE--CONTINUED
Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ...........................       $1,637    $    1,687,931
                                                              --------------
                                                                   3,847,415
                                                              --------------
GERMANY--0.2%
Deutsche Bank AG NY Series GS
4.10%, 3/22/12(c) ...........................        2,750         2,618,825

KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
7%, 11/3/09(b) ..............................        1,150         1,168,687

MEXICO--0.1%
Pemex Project Funding Master Trust
5.75%, 12/15/15 .............................        1,200         1,218,600

Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b) ...          170           177,055
                                                              --------------
                                                                   1,395,655
                                                              --------------
PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28 ........          750           933,750

RUSSIA--0.1%
Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) .........................          440           445,720

Gazprom OAO (Gaz Capital SA) 144A
6.51%, 3/7/22(b)(o) .........................          580           596,675
                                                              --------------
                                                                   1,042,395
                                                              --------------
SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) .......        1,900         1,854,575

SOUTH KOREA--0.1%
Korea Development Bank 5.50%, 11/13/12(o) ...          790           802,155

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
7.16%, 2/15/12(b)(c) ........................        1,250         1,262,615

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co.
144A 5.875%, 10/27/16(b) ....................          940           949,854

UNITED KINGDOM--0.5%
HBOS plc 144A 5.375%, 11/29/49(b)(c) ........        3,250         3,226,246

Tate & Lyle International Finance plc 144A
6.625%, 6/15/16(b) ..........................          900           930,683

Vodafone Group plc 5%, 9/15/15 ..............          475           457,363
Vodafone Group plc 6.15%, 2/27/37(o) ........          445           438,731
                                                              --------------
                                                                   5,053,023
                                                              --------------


                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
UNITED STATES--0.1%
Merrill Lynch & Co., Inc. 10.71%, 3/8/17 ....          860(i) $      440,353
Morgan Stanley 144A 10.02%, 5/3/17(b) .......    $   1,250           615,430
                                                              --------------
                                                                   1,055,783
                                                              --------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $25,486,052)                                     25,518,795
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--0.3%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F 6.86%, 3/31/14(c)          140           140,700

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
7.605%, 3/13/14(c) ..........................           65            65,244

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC
Tranche B 7.33%, 3/6/14(c) ..................          900           899,437

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche B
6.86%, 12/22/12(c) ..........................          566           566,635

Freeport-McMoRan Copper & Gold, Inc.
Tranche B (Indonesia) 7.10%, 3/19/14(c)(d) ..          775           777,906
                                                              --------------
                                                                   1,344,541
                                                              --------------
HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc.
Tranche B 7.85%, 2/28/14(c) .................          150           150,750

HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B
6.86%, 12/1/12(c) ...........................          563           563,147

PAPER PRODUCTS--0.0%
Domtar, Inc. Tranche B 6.723%, 3/7/14(c) ....          210           209,738
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,371,088)                                       3,373,557
--------------------------------------------------------------------------------


                                                    SHARES
                                                  ---------
DOMESTIC COMMON STOCKS--58.2%

AEROSPACE & DEFENSE--2.3%
Boeing Co. (The) ............................       19,000         1,767,000



General Dynamics Corp. ......................       18,400         1,444,400
Honeywell International, Inc. ...............       69,000         3,738,420
Lockheed Martin Corp. .......................       48,100         4,624,334


                                                   SHARES           VALUE
                                                  --------    --------------
AEROSPACE & DEFENSE--CONTINUED
Northrop Grumman Corp. ......................       32,500    $    2,393,300
Raytheon Co. ................................       36,700         1,964,918
United Technologies Corp. ...................      126,400         8,485,232
                                                              --------------
                                                                  24,417,604
                                                              --------------
AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp. .................................       15,000         1,581,600
United Parcel Service, Inc. Class B .........       10,700           753,601
                                                              --------------
                                                                   2,335,201
                                                              --------------
AIRLINES--0.2%
AMR Corp.(n) ................................       43,300         1,129,697
Continental Airlines, Inc. Class B(n) .......       13,800           504,528
US Airways Group, Inc.(n) ...................       22,900           845,926
                                                              --------------
                                                                   2,480,151
                                                              --------------
APPAREL RETAIL--0.2%
Gap, Inc. (The) .............................      112,700         2,022,965

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp. ....................................       20,200         1,773,762

APPLICATION SOFTWARE--0.1%
Aspen Technology, Inc.(n) ...................       69,200           939,736

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Bank of New York Co., Inc. (The) ............       65,000         2,631,200
Federated Investors, Inc. Class B ...........       35,200         1,343,232
Franklin Resources, Inc. ....................       20,200         2,652,462
Mellon Financial Corp. ......................       28,200         1,210,626
Northern Trust Corp. ........................       25,000         1,573,750
State Street Corp. ..........................       36,900         2,541,303
                                                              --------------
                                                                  11,952,573
                                                              --------------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(n) ...............................       62,800         2,306,016

AUTOMOBILE MANUFACTURERS--0.0%
General Motors Corp. ........................       11,700           365,391

BIOTECHNOLOGY--0.6%
Amgen, Inc.(n) ..............................       14,800           949,272
Biogen Idec, Inc.(n) ........................       37,200         1,756,212
Cephalon, Inc.(n) ...........................       34,500         2,746,545
OSI Pharmaceuticals, Inc.(n) ................       29,000         1,006,300
                                                              --------------
                                                                   6,458,329
                                                              --------------
BREWERS--0.5%
Anheuser-Busch Cos., Inc. ...................       69,900         3,438,381
Molson Coors Brewing Co. Class B ............       20,200         1,904,456
                                                              --------------
                                                                   5,342,837
                                                              --------------
BROADCASTING & CABLE TV--0.6%
CBS Corp. Class B ...........................      185,900         5,906,043



                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                   SHARES           VALUE
                                                  --------    --------------
BUILDING PRODUCTS--0.2%
Masco Corp. .................................       64,800    $    1,763,208

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. .................       51,700         2,078,340

COMMUNICATIONS EQUIPMENT--1.7%
Avaya, Inc.(n) ..............................       61,000           788,120
Cisco Systems, Inc.(n) ......................      416,800        11,145,232
Harris Corp. ................................       20,900         1,073,215
Motorola, Inc. ..............................      272,300         4,718,959
                                                              --------------
                                                                  17,725,526
                                                              --------------
COMPUTER & ELECTRONICS RETAIL--0.0%
GameStop Corp. Class A(n) ...................       12,800           424,576

COMPUTER HARDWARE--2.5%
Dell, Inc.(n) ...............................      150,600         3,796,626
Hewlett-Packard Co. .........................      214,100         9,022,174
International Business Machines Corp. .......      131,600        13,450,836
Sun Microsystems, Inc.(n) ...................      105,900           552,798
                                                              --------------
                                                                  26,822,434
                                                              --------------
COMPUTER STORAGE & PERIPHERALS--0.3%
EMC Corp.(n) ................................       50,800           771,144
Emulex Corp.(n) .............................       64,300         1,349,014
Lexmark International, Inc. Class A(n) ......       18,600         1,013,700
                                                              --------------
                                                                   3,133,858
                                                              --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc. ................................        7,900           663,442
Toro Co. (The) ..............................       27,200         1,366,800
                                                              --------------
                                                                   2,030,242
                                                              --------------
CONSUMER FINANCE--0.5%
American Express Co. ........................       79,000         4,792,930
AmeriCredit Corp.(n) ........................       30,000           756,900
                                                              --------------
                                                                   5,549,830
                                                              --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Automatic Data Processing, Inc. .............       61,600         2,757,216
Broadridge Financial Solutions LLC(n) .......       15,400           308,616
CheckFree Corp.(n) ..........................       23,400           787,644
Computer Sciences Corp.(n) ..................        9,900           549,846
Electronic Data Systems Corp. ...............       95,100         2,780,724
Fiserv, Inc.(n) .............................       53,900         2,865,863
                                                              --------------
                                                                  10,049,909
                                                              --------------
DEPARTMENT STORES--0.9%
Federated Department Stores, Inc. ...........      107,600         4,725,792
Penney (J.C.) Co., Inc. .....................       61,400         4,856,126
                                                              --------------
                                                                   9,581,918
                                                              --------------

                                                   SHARES           VALUE
                                                  --------    --------------
DIVERSIFIED BANKS--1.6%
Comerica, Inc. ..............................       25,200    $    1,560,132
Wachovia Corp. ..............................      140,100         7,781,154
Wells Fargo & Co. ...........................      197,100         7,073,919
                                                              --------------
                                                                  16,415,205
                                                              --------------
DIVERSIFIED CHEMICALS--0.3%
Dow Chemical Co. (The) ......................       52,400         2,337,564
PPG Industries, Inc. ........................        7,800           573,924
                                                              --------------
                                                                   2,911,488
                                                              --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp. ......................       17,800         1,607,340

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. ........
(Indonesia)(d) ..............................       35,000         2,350,600

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co. ........................      113,900         5,352,161

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(n) ...............       41,100         1,412,607

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(n) ....................       18,600           456,444

FOOD RETAIL--0.2%
Kroger Co. (The) ............................       71,900         2,121,769

FOOTWEAR--0.3%
Nike, Inc. Class B ..........................       60,200         3,242,372

GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(n) ...........................       44,000         1,416,800
Family Dollar Stores, Inc. ..................       42,200         1,343,648
                                                              --------------
                                                                   2,760,448
                                                              --------------
HEALTH CARE DISTRIBUTORS--0.8%
Cardinal Health, Inc. .......................       60,800         4,252,960
McKesson Corp. ..............................       64,300         3,782,769
                                                              --------------
                                                                   8,035,729
                                                              --------------
HEALTH CARE EQUIPMENT--0.7%
Baxter International, Inc. ..................       62,500         3,539,375
Becton, Dickinson & Co. .....................       53,800         4,233,522
                                                              --------------
                                                                   7,772,897
                                                              --------------
HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(n) .............       17,800         1,388,756

HOME IMPROVEMENT RETAIL--0.4%
Sherwin-Williams Co. (The) ..................       69,700         4,444,769



                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                   SHARES           VALUE
                                                  --------    --------------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The) .........................       22,500    $    1,311,300
Whirlpool Corp. .............................        9,900         1,049,697
                                                              --------------
                                                                   2,360,997
                                                              --------------
HOUSEHOLD PRODUCTS--1.0%
Clorox Co. (The) ............................       58,000         3,890,640
Colgate-Palmolive Co. .......................       14,300           968,682
Kimberly-Clark Corp. ........................       75,300         5,359,101
                                                              --------------
                                                                  10,218,423
                                                              --------------
HOUSEWARES & SPECIALTIES--0.3%
Newell Rubbermaid, Inc. .....................       93,000         2,852,310

HYPERMARKETS & SUPER CENTERS--0.6%
Wal-Mart Stores, Inc. .......................      137,700         6,598,584

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Constellation Energy Group, Inc. ............       39,300         3,502,416
Mirant Corp.(n) .............................       19,900           892,913
                                                              --------------
                                                                   4,395,329
                                                              --------------
INDUSTRIAL CONGLOMERATES--1.0%
3M Co. ......................................       11,400           943,578
General Electric Co. ........................      266,200         9,812,132
                                                              --------------
                                                                  10,755,710
                                                              --------------
INDUSTRIAL MACHINERY--0.7%
Dover Corp. .................................       14,300           688,116
Eaton Corp. .................................       54,100         4,826,261
Parker Hannifin Corp. .......................       20,300         1,870,442
                                                              --------------
                                                                   7,384,819
                                                              --------------
INSURANCE BROKERS--0.1%
AON Corp. ...................................       27,700         1,073,375

INTEGRATED OIL & GAS--5.0%
Chevron Corp. ...............................       98,200         7,638,978
ConocoPhillips ..............................       34,500         2,392,575
Exxon Mobil Corp. ...........................      387,400        30,751,812
Marathon Oil Corp. ..........................       17,800         1,807,590
Occidental Petroleum Corp. ..................      201,900        10,236,330
                                                              --------------
                                                                  52,827,285
                                                              --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc. ..................................      383,127        14,834,687
Citizens Communications Co. .................      152,400         2,372,868
Qwest Communications International, Inc.(n) .      300,600         2,669,328
Verizon Communications, Inc. ................      210,200         8,025,436
                                                              --------------
                                                                  27,902,319
                                                              --------------

                                                   SHARES           VALUE
                                                  --------    --------------
INTERNET RETAIL--0.3%
Expedia, Inc.(n) ............................       48,100    $    1,136,122
IAC/InterActiveCorp.(n) .....................       40,400         1,540,048
                                                              --------------
                                                                   2,676,170
                                                              --------------
INTERNET SOFTWARE & SERVICES--0.3%
eBay, Inc.(n) ...............................       85,600         2,905,264

INVESTMENT BANKING & BROKERAGE--1.2%
Investment Technology Group, Inc.(n) ........        9,200           348,128
Merrill Lynch & Co., Inc. ...................       95,300         8,598,919
Morgan Stanley ..............................       38,900         3,267,989
Piper Jaffray Cos.(n) .......................       10,300           657,243
                                                              --------------
                                                                  12,872,279
                                                              --------------
LEISURE PRODUCTS--0.1%
Mattel, Inc. ................................       32,200           911,260

LIFE & HEALTH INSURANCE--2.3%
AFLAC, Inc. .................................       48,500         2,489,990
Lincoln National Corp. ......................       62,500         4,446,875
MetLife, Inc. ...............................      136,000         8,935,200
Principal Financial Group, Inc. (The) .......       53,900         3,422,111
Prudential Financial, Inc. ..................       42,100         3,999,500
StanCorp Financial Group, Inc. ..............        8,900           423,640
                                                              --------------
                                                                  23,717,316
                                                              --------------
MANAGED HEALTH CARE--1.4%
Aetna, Inc. .................................       75,000         3,516,000
CIGNA Corp. .................................       16,300         2,536,117
UnitedHealth Group, Inc. ....................       90,300         4,791,318
WellPoint, Inc.(n) ..........................       48,500         3,830,045
                                                              --------------
                                                                  14,673,480
                                                              --------------
MORTGAGE REITS--0.1%
American Home Mortgage Investment Corp.(o) ..       23,900           592,242

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. .......................       10,300           652,196

MOVIES & ENTERTAINMENT--0.6%
Time Warner, Inc. ...........................      149,600         3,086,248
Viacom, Inc. Class B(n) .....................       20,400           841,500
Walt Disney Co. (The) .......................       61,900         2,165,262
                                                              --------------
                                                                   6,093,010
                                                              --------------
MULTI-LINE INSURANCE--0.9%
American International Group, Inc. ..........      123,500         8,633,885
Hartford Financial Services Group, Inc. (The)        7,300           738,760
Unitrin, Inc. ...............................        7,500           353,625
                                                              --------------
                                                                   9,726,270
                                                              --------------

                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                   SHARES           VALUE
                                                  --------    --------------
MULTI-UTILITIES--0.2%
PG&E Corp. ..................................       33,300    $    1,684,980

OFFICE ELECTRONICS--0.1%
Xerox Corp.(n) ..............................       70,200         1,298,700

OIL & GAS DRILLING--0.3%
ENSCO International, Inc. ...................       10,800           608,904
Grey Wolf, Inc.(n) ..........................      143,200         1,025,312
TODCO(n) ....................................       33,100         1,504,726
                                                              --------------
                                                                   3,138,942
                                                              --------------
OIL & GAS EQUIPMENT & SERVICES--0.8%
Global Industries Ltd.(n) ...................       38,900           807,564
Halliburton Co. .............................      104,000         3,304,080
National Oilwell Varco, Inc.(n) .............       31,700         2,689,745
Tidewater, Inc. .............................       29,100         1,839,411
                                                              --------------
                                                                   8,640,800
                                                              --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.1%
Bank of America Corp. .......................      382,700        19,479,430
Citigroup, Inc. .............................      179,500         9,624,790
JPMorgan Chase & Co. ........................      270,900        14,113,890
                                                              --------------
                                                                  43,218,110
                                                              --------------
PACKAGED FOODS & MEATS--1.0%
Campbell Soup Co. ...........................       56,700         2,216,970
ConAgra Foods, Inc. .........................       85,900         2,111,422
General Mills, Inc. .........................       49,300         2,953,070
Heinz (H.J.) Co. ............................       53,400         2,515,674
Kraft Foods, Inc. Class A ...................       12,226           409,192
                                                              --------------
                                                                  10,206,328
                                                              --------------
PERSONAL PRODUCTS--0.5%
Lauder (Estee) Cos., Inc. (The) Class A .....       68,400         3,517,128
NBTY, Inc.(n) ...............................       31,400         1,551,474
                                                              --------------
                                                                   5,068,602
                                                              --------------
PHARMACEUTICALS--3.4%
Endo Pharmaceuticals Holdings, Inc.(n) ......       34,000         1,051,960
Forest Laboratories, Inc.(n) ................       46,200         2,458,302
Johnson & Johnson ...........................      211,300        13,569,686
Merck & Co., Inc. ...........................       75,300         3,873,432
Pfizer, Inc. ................................      473,200        12,520,872
Wyeth .......................................       32,800         1,820,400
                                                              --------------
                                                                  35,294,652
                                                              --------------
PROPERTY & CASUALTY INSURANCE--1.6%
Allstate Corp. (The) ........................      129,700         8,082,904
Chubb Corp. (The) ...........................       23,800         1,281,154
Philadelphia Consolidated Holding Co.(n) ....       10,700           464,380
Progressive Corp. (The) .....................       61,200         1,411,884


                                                   SHARES           VALUE
                                                  --------    --------------

PROPERTY & CASUALTY INSURANCE--CONTINUED
Travelers Cos., Inc. (The) ..................      113,200    $    6,124,120
                                                              --------------
                                                                  17,364,442
                                                              --------------
RAILROADS--0.4%
Burlington Northern Santa Fe Corp. ..........       26,700         2,337,318
Norfolk Southern Corp. ......................       28,600         1,522,664
                                                              --------------
                                                                   3,859,982
                                                              --------------
REGIONAL BANKS--0.4%
Bank of Hawaii Corp. ........................       21,200         1,121,480
KeyCorp .....................................       50,000         1,784,000
SunTrust Banks, Inc. ........................        9,700           818,874
Synovus Financial Corp. .....................       25,500           804,780
                                                              --------------
                                                                   4,529,134
                                                              --------------
RESIDENTIAL REITS--0.1%
Archstone-Smith Trust .......................       15,700           818,127

RESTAURANTS--1.0%
McDonald's Corp. ............................      147,200         7,106,816
Yum! Brands, Inc. ...........................       46,900         2,901,234
                                                              --------------
                                                                  10,008,050
                                                              --------------
SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc. .....................       83,800         1,610,636
Lam Research Corp.(n) .......................       18,000           968,040
Novellus Systems, Inc.(n) ...................       53,000         1,715,610
Teradyne, Inc.(n) ...........................       51,400           896,930
                                                              --------------
                                                                   5,191,216
                                                              --------------
SEMICONDUCTORS--1.1%
Amkor Technology, Inc.(n) ...................       35,300           493,847
Atmel Corp.(n) ..............................      101,000           537,320
Integrated Device Technology, Inc.(n) .......       88,400         1,324,232
Intel Corp. .................................      145,500         3,128,250
International Rectifier Corp.(n) ............       17,200           606,816
LSI Corp.(n) ................................       83,300           708,050
ON Semiconductor Corp.(n) ...................       67,400           721,854
Texas Instruments, Inc. .....................      121,000         4,158,770
                                                              --------------
                                                                  11,679,139
                                                              --------------
SOFT DRINKS--0.7%
Coca-Cola Co. (The) .........................       91,200         4,759,728
Pepsi Bottling Group, Inc. (The) ............       79,600         2,611,676
                                                              --------------
                                                                   7,371,404
                                                              --------------
SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc. ..................       59,800         1,526,694

SPECIALTY CHEMICALS--0.2%
Fuller (H.B.) Co. ...........................       32,600           833,582


                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                   SHARES           VALUE
                                                  --------    --------------
SPECIALTY CHEMICALS--CONTINUED
Rohm and Haas Co. ...........................       15,700    $      803,369
                                                              --------------
                                                                   1,636,951
                                                              --------------
STEEL--0.3%
Chaparral Steel Co. .........................       11,400           803,700
Cleveland-Cliffs, Inc. ......................        4,600           318,734
Nucor Corp. .................................       25,500         1,618,230
United States Steel Corp. ...................        6,300           639,702
                                                              --------------
                                                                   3,380,366
                                                              --------------
SYSTEMS SOFTWARE--1.8%
BMC Software, Inc.(n) .......................       35,900         1,162,083
Microsoft Corp. .............................      416,300        12,464,022
Oracle Corp.(n) .............................      274,900         5,168,120
Symantec Corp.(n) ...........................       24,100           424,160
                                                              --------------
                                                                  19,218,385
                                                              --------------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(n) ..................       27,900         1,102,608

TOBACCO--0.5%
Altria Group, Inc. ..........................       17,800         1,226,776
Loews Corp. - Carolina Group ................       58,500         4,477,005
                                                              --------------
                                                                   5,703,781
                                                              --------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp. .........................      167,000         3,345,010
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $487,770,231)                                   612,208,075
--------------------------------------------------------------------------------


FOREIGN COMMON STOCKS(d)--0.9%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States) .....       65,800         2,147,054

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Ltd. Class A
(United States) .............................      141,600         6,322,440

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States) .....        7,500           584,850
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,579,726)                                       9,054,344
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $907,911,858)                                 1,032,992,749
--------------------------------------------------------------------------------


                                                   SHARES           VALUE
                                                  --------    --------------

SHORT-TERM INVESTMENTS--6.4%

MONEY MARKET MUTUAL FUNDS--4.4%
State Street Navigator Prime Plus
(5.305% seven day effective yield)(f) .......    46,610,752   $   46,610,752


                                                     PAR
                                                    VALUE
                                                    (000)
                                                   -------

COMMERCIAL PAPER(p)--2.0%
Lockhart Funding LLC 5.31%, 5/1/07 ..........    $   5,350         5,350,000
Abbott Laboratories 5.25%, 5/4/07 ...........        5,000         4,997,812
AT&T, Inc. 5.24%, 5/7/07 ....................        2,305         2,302,987
General Electric Capital Corp. 5.26%, 5/10/07        2,000         1,997,370
Old Line Funding LLC 5.25%, 5/11/07 .........        2,340         2,336,588
CAFCO LLC 5.25%, 5/23/07 ....................          490           488,428
Eaton Corp. 5.24%, 5/23/07 ..................        3,540         3,528,664
                                                              --------------
                                                                  21,001,849
                                                              --------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $67,612,601)                                     67,612,601
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.7%
(IDENTIFIED COST $975,524,459)                                 1,100,605,350(a)

Other assets and liabilities, net--(4.7)% ...                    (49,333,380)
                                                              --------------
NET ASSETS--100.0% ..........................                 $1,051,271,970
                                                              ==============


(q) At April 30, 2007, the Balanced Fund had entered into forward currency contracts as follows:

                                                                         Net
                                                                     Unrealized
    Contract           In Exchange     Settlement                  Appreciation
   to Receive             for            Date          Value      (Depreciation)
-----------------    --------------   -----------    ---------    --------------
JPY   114,750,405    USD   958,970      5/7/07      $  961,330        $2,360
                                                                      ======


                        See Notes to Financial Statements

Phoenix Balanced Fund



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $130,893,396 and gross depreciation of $7,025,683 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $976,737,637.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $40,331,322 or 3.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Represents security purchased with cash collateral received for securities on loan.
(g)  Par value represents Brazilian Real.
(h)  Par value represents Canadian Dollar.
(i)  Par value represents Euro.
(j)  Par value represents Mexican Peso.
(k)  Par value represents Norwegian Krone.
(l)  Par value represents Swedish Krona.
(m)  Escrowed to maturity.
(n)  Non-income producing.
(o)  All or a portion of security is on loan.
(p)  The rate shown is the discount rate.
(q)  Forward currency contract.




                        See Notes to Financial Statements

Phoenix Balanced Fund



                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value, including
   $45,661,393 of securities on loan
   (Identified cost $975,524,459)                           $ 1,100,605,350
Cash                                                                 59,596
Receivables
   Investment securities sold                                     5,590,443
   Dividends and interest                                         3,994,121
   Fund shares sold                                                  99,920
Trustee retainer                                                      4,595
Unrealized appreciation on forward currency contracts                 2,360
Prepaid expenses                                                     53,186
Other assets                                                        204,921
                                                            ---------------
     Total assets                                             1,110,614,492
                                                            ---------------
LIABILITIES
Payables
   Investment securities purchased                                9,955,008
   Fund shares repurchased                                        1,313,987
   Upon return of securities loaned                              46,610,752
   Investment advisory fee                                          490,513
   Distribution and service fees                                    282,260
   Transfer agent fee                                               228,745
   Trustee deferred compensation plan                               204,921
   Administration fee                                                71,942
   Other accrued expenses                                           184,394
                                                            ---------------
     Total liabilities                                           59,342,522
                                                            ---------------
NET ASSETS                                                  $ 1,051,271,970
                                                            ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $   892,912,440
Undistributed net investment income                               1,600,167
Accumulated net realized gain                                    31,663,794
Net unrealized appreciation                                     125,095,569
                                                            ---------------
NET ASSETS                                                  $ 1,051,271,970
                                                            ===============
CLASS A
Net asset value per share (net assets/shares outstanding)            $15.05
Maximum offering price per share $15.05/(1-5.75%)                    $15.97
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       63,743,845
Net Assets                                                  $   959,055,223
CLASS B
Net asset value and offering price per share                         $14.98
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                        1,166,165
Net Assets                                                  $    17,473,841
CLASS C
Net asset value and offering price per share                         $14.97
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                        4,991,957
Net Assets                                                  $    74,742,906



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                        $12,013,983
Dividends                                                         6,400,076
Security lending                                                    121,911
                                                                -----------
     Total investment income                                     18,535,970
                                                                -----------
EXPENSES
Investment advisory fee                                           2,875,606
Service fees, Class A                                             1,196,052
Distribution and service fees, Class B                               96,208
Distribution and service fees, Class C                              374,968
Administration fee                                                  439,509
Transfer agent                                                      809,619
Printing                                                            367,750
Custodian                                                            73,472
Trustees                                                             43,653
Professional                                                         36,222
Registration                                                         25,915
Miscellaneous                                                        80,041
                                                                -----------
     Total expenses                                               6,419,015
Custodian fees paid indirectly                                       (7,768)
                                                                -----------
     Net expenses                                                 6,411,247
                                                                -----------
NET INVESTMENT INCOME (LOSS)                                     12,124,723
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                          39,337,653
Net realized gain (loss) on foreign currency transactions          (171,239)
Net change in unrealized appreciation (depreciation)
   on investments                                                10,845,544
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                                  73,989
                                                                -----------
NET GAIN (LOSS) ON INVESTMENTS                                   50,085,947
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $62,210,670
                                                                ===========



                        See Notes to Financial Statements

Phoenix Balanced Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months
                                                                                            Ended
                                                                                        April 30, 2007            Year Ended
                                                                                          (Unaudited)          October 31, 2006
                                                                                        --------------         -----------------
FROM OPERATIONS
   Net investment income (loss)                                                         $   12,124,723           $   23,857,783
   Net realized gain (loss)                                                                 39,166,414               94,392,054
   Net change in unrealized appreciation (depreciation)                                     10,919,533               15,257,915
                                                                                        --------------           --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              62,210,670              133,507,752
                                                                                        --------------           --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                          (11,664,758)             (21,909,817)
   Net investment income, Class B                                                             (163,476)                (303,022)
   Net investment income, Class C                                                             (639,200)              (1,188,196)
   Net realized short-term gains, Class A                                                  (16,678,767)             (12,949,724)
   Net realized short-term gains, Class B                                                     (350,565)                (252,919)
   Net realized short-term gains, Class C                                                   (1,319,973)              (1,047,968)
   Net realized long-term gains, Class A                                                   (69,262,371)              (9,843,957)
   Net realized long-term gains, Class B                                                    (1,455,801)                (192,248)
   Net realized long-term gains, Class C                                                    (5,481,487)                (796,653)
                                                                                        --------------           --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (107,016,398)             (48,484,504)
                                                                                        --------------           --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (696,085 and 757,270 shares, respectively)                 10,464,528               19,211,067
   Net asset value of shares issued from reinvestment of distributions
     (6,227,336 and 1,244,391 shares, respectively)                                         91,272,053               40,686,648
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 2,225,871 shares, respectively) (See Note 9)                                            --               32,949,812
   Cost of shares repurchased (5,026,024 and 6,698,356 shares, respectively)               (75,806,360)            (197,131,657)
                                                                                        --------------           --------------
Total                                                                                       25,930,221             (104,284,130)
                                                                                        --------------           --------------
CLASS B
   Proceeds from sales of shares (69,825 and 67,626 shares, respectively)                    1,052,609                1,592,921
   Net asset value of shares issued from reinvestment of distributions
     (125,329 and 43,036 shares, respectively)                                               1,830,360                  650,488
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 429,649 shares, respectively) (See Note 9)                                              --                6,334,955
   Cost of shares repurchased (347,056 and 722,870 shares, respectively)                    (5,162,036)              (9,517,921)
                                                                                        --------------           --------------
Total                                                                                       (2,279,067)                (939,557)
                                                                                        --------------           --------------
CLASS C
   Proceeds from sales of shares (20,838 and 20,288 shares, respectively)                      307,485                  836,494
   Net asset value of shares issued from reinvestment of distributions
     (465,970 and 6,740 shares, respectively)                                                6,800,754                2,440,607
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 252,298 shares, respectively) (See Note 9)                                              --                3,717,384
   Cost of shares repurchased (398,943 and 44,559 shares, respectively)                     (5,982,301)             (17,364,236)
                                                                                        --------------           --------------
Total                                                                                        1,125,938              (10,369,751)
                                                                                        --------------           --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                24,777,092             (115,593,438)
                                                                                        --------------           --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (20,028,636)             (30,570,190)

NET ASSETS
   Beginning of period                                                                   1,071,300,606            1,101,870,796
                                                                                        --------------           --------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,600,167 AND $1,942,878, RESPECTIVELY)                                           $1,051,271,970           $1,071,300,606
                                                                                        ==============           ==============


                        See Notes to Financial Statements

Phoenix Balanced Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                          ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2007    ---------------------------------------------------------------
                                            (UNAUDITED)      2006         2005         2004          2003(4)       2002(3)
Net asset value, beginning of period           $15.74       $14.55       $14.98        $14.31        $12.82       $14.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               0.18         0.34         0.32          0.29          0.28         0.34
   Net realized and unrealized gain (loss)       0.74         1.53         0.18          0.69          1.49        (1.43)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.92         1.87         0.50          0.98          1.77        (1.09)
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.19)       (0.34)       (0.32)        (0.31)        (0.28)       (0.36)
   Distributions from net realized gains        (1.42)       (0.34)       (0.61)           --            --           --
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (1.61)       (0.68)       (0.93)        (0.31)        (0.28)       (0.36)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                       (0.69)        1.19        (0.43)         0.67          1.49        (1.45)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $15.05       $15.74       $14.55        $14.98        $14.31       $12.82
                                               ======       ======       ======        ======        ======      =======
Total return(1)                                  6.07%(6)    13.29%        3.21%         6.91%        13.98%       (7.77)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $959,055     $973,751   $1,000,790      $926,383      $999,427     $981,389

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.15%(5)     1.08%        1.05%         1.06%         1.07%        1.02 %
   Net investment income (loss)                  2.37%(5)     2.29%        2.16%         1.98%         2.10%        2.46 %
Portfolio turnover                                 30%(6)       78%          58%           68%           92%          52 %



                                                                             CLASS B
                                          ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2007    ---------------------------------------------------------------
                                            (UNAUDITED)      2006         2005         2004          2003(4)       2002(3)
Net asset value, beginning of period           $15.69       $14.50       $14.93        $14.26        $12.78       $14.23
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               0.12         0.23         0.21          0.18          0.18         0.24
   Net realized and unrealized gain (loss)       0.72         1.53         0.18          0.69          1.48        (1.43)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.84         1.76         0.39          0.87          1.66        (1.19)
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.13)       (0.23)       (0.21)        (0.20)        (0.18)       (0.26)
   Distributions from net realized gains        (1.42)       (0.34)       (0.61)           --            --           --
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (1.55)       (0.57)       (0.82)        (0.20)        (0.18)       (0.26)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                       (0.71)        1.19        (0.43)         0.67          1.48        (1.45)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $14.98       $15.69       $14.50        $14.93        $14.26       $12.78
                                               ======       ======       ======        ======        ======      =======
Total return(1)                                  5.63%(6)    12.43%        2.47%         6.12%        13.09%       (8.49)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $17,474      $20,676      $19,970       $16,814       $21,374      $25,768
   RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.90%(5)     1.83%        1.80%         1.80%         1.82%        1.77 %
   Net investment income (loss)                  1.64%(5)     1.54%        1.39%         1.23%         1.37%        1.71 %
Portfolio turnover                                 30%(6)      78%          58%           68%           92%          52 %

(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income
     (loss) per share or to net realized and unrealized gain (loss) per share for Class A and B.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain
     (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain
     (loss) or the investment income ratios for the year ended October 31, 2003.
(5)  Annualized.
(6)  Not annualized.


                       See Notes to Financial Statements

Phoenix Balanced Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS C
                                         ------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                                     FROM INCEPTION
                                              APRIL 30, 2007            YEAR ENDED         APRIL 19, 2005 TO
                                                (UNAUDITED)          OCTOBER 31, 2006       OCTOBER 31, 2005
Net asset value, beginning of period              $15.68                  $14.49                  $14.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.12                    0.23                    0.10
   Net realized and unrealized gain (loss)          0.72                    1.53                    0.01
                                                  ------                  ------                  ------
   TOTAL FROM INVESTMENT OPERATIONS                 0.84                    1.76                    0.11
                                                  ------                  ------                  ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.13)                  (0.23)                  (0.09)
   Distributions from net realized gains           (1.42)                  (0.34)                     --
                                                  ------                  ------                  ------
     TOTAL DISTRIBUTIONS                           (1.55)                  (0.57)                  (0.09)
                                                  ------                  ------                  ------
Change in net asset value                          (0.71)                   1.19                    0.02
                                                  ------                  ------                  ------
NET ASSET VALUE, END OF PERIOD                    $14.97                  $15.68                  $14.49
                                                  ======                  ======                  ======
Total return(1)                                     5.63%(4)               12.44%                   0.75%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $74,743                 $76,874                 $81,111

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           1.90%(3)                1.83%                   1.80%(3)
   Net investment income (loss)                     1.63%(3)                1.54%                   1.22%(3)
Portfolio turnover                                    30%(4)                  78%                     58%(4)



(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.


                        See Notes to Financial Statements

PHOENIX CAPITAL GROWTH FUND



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                            20%
Health Care                                       14
Consumer Discretionary                             9
Financials                                         8
Industrials                                        8
Consumer Staples                                   7
Energy                                             5
Other (includes short-term investments)           29




                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)



                                                   SHARES         VALUE
                                                 ---------    --------------
DOMESTIC COMMON STOCKS--98.1%

AEROSPACE & DEFENSE--3.3%
Lockheed Martin Corp.(d) ....................       82,150    $    7,897,901
Rockwell Collins, Inc.(d) ...................      118,700         7,795,029
United Technologies Corp.(d) ................       14,000           939,820
                                                              --------------
                                                                  16,632,750
                                                              --------------
AIRLINES--1.8%
Continental Airlines, Inc. Class B(b)(d) ....      249,750         9,130,860

APPAREL RETAIL--1.2%
American Eagle Outfitters, Inc.(d) ..........      209,900         6,185,753

APPLICATION SOFTWARE--2.5%
Adobe Systems, Inc.(b)(d) ...................       19,400           806,264
Autodesk, Inc.(b)(d) ........................       69,000         2,847,630
BEA Systems, Inc.(b)(d) .....................      762,550         8,990,464
                                                              --------------
                                                                  12,644,358
                                                              --------------
ASSET MANAGEMENT & CUSTODY BANKS--2.7%
Affiliated Managers Group, Inc.(b)(d) .......       29,350         3,452,440
Northern Trust Corp.(d) .....................       94,400         5,942,480
Nuveen Investments, Inc. Class A(d) .........       84,750         4,517,175
                                                              --------------
                                                                  13,912,095
                                                              --------------
BIOTECHNOLOGY--1.4%
Genzyme Corp.(b)(d) .........................       18,200         1,188,642
Gilead Sciences, Inc.(b)(d) .................       69,750         5,699,970
                                                              --------------
                                                                   6,888,612
                                                              --------------
COMMODITY CHEMICALS--2.5%
Celanese Corp. Series A(d) ..................      377,050        12,506,749



                                                   SHARES         VALUE
                                                 ---------    --------------
COMMUNICATIONS EQUIPMENT--4.6%
Avaya, Inc.(b)(d) ...........................       55,500    $    4,593,060
Cisco Systems, Inc.(b)(d) ...................      629,998        16,846,147
Corning, Inc.(b) ............................       37,700           894,244
QUALCOMM, Inc.(d) ...........................       18,300           801,540
                                                              --------------
                                                                  23,134,991
                                                              --------------
COMPUTER & ELECTRONICS RETAIL--1.5%
RadioShack Corp.(d) .........................      269,000         7,819,830

COMPUTER HARDWARE--4.2%
Apple, Inc.(b)(d) ...........................       99,700         9,950,060
Hewlett-Packard Co.(d) ......................      181,650         7,654,731
International Business Machines Corp.(d) ....       33,250         3,398,482
                                                              --------------
                                                                  21,003,273
                                                              --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Deere & Co.(d) ..............................        8,900           973,660

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Convergys Corp.(b) ..........................      138,650         3,502,299
MasterCard, Inc. Class A(d) .................        6,800           759,424
                                                              --------------
                                                                   4,261,723
                                                              --------------
DEPARTMENT STORES--4.1%
Federated Department Stores, Inc.(d) ........      298,550        13,112,316
Kohl's Corp.(b)(d) ..........................       53,650         3,972,246
Penney (J.C.) Co., Inc.(d) ..................       48,850         3,863,546
                                                              --------------
                                                                  20,948,108
                                                              --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
Equifax, Inc.(d) ............................       96,900         3,856,620



                        See Notes to Financial Statements

Phoenix Capital Growth Fund



                                                   SHARES         VALUE
                                                 ---------    --------------
DIVERSIFIED METALS & MINING--2.5%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c)(d) ...........................      185,300    $   12,444,748

DRUG RETAIL--0.2%
Walgreen Co.(d) .............................       17,700           777,030

ENVIRONMENTAL & FACILITIES SERVICES--1.9%
Allied Waste Industries, Inc.(b)(d) .........      706,850         9,450,585

FOOD RETAIL--0.7%
Kroger Co. (The)(d) .........................      117,900         3,479,229

GENERAL MERCHANDISE STORES--0.2%
Target Corp.(d) .............................       15,500           920,235

HEALTH CARE EQUIPMENT--1.2%
Baxter International, Inc.(d) ...............       90,800         5,142,004
Medtronic, Inc.(d) ..........................       16,500           873,345
                                                              --------------
                                                                   6,015,349
                                                              --------------
HEALTH CARE SERVICES--1.3%
Laboratory Corp. of America Holdings(b)(d) ..       80,350         6,342,829

HOUSEHOLD PRODUCTS--2.9%
Colgate-Palmolive Co.(d) ....................      108,150         7,326,081
Energizer Holdings, Inc.(b)(d) ..............       45,200         4,392,536
Procter & Gamble Co. (The)(d) ...............       42,750         2,749,252
                                                              --------------
                                                                  14,467,869
                                                              --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.1%
AES Corp. (The)(b)(d) .......................      160,950         3,539,291
NRG Energy, Inc.(b)(d) ......................       92,550         7,307,748
                                                              --------------
                                                                  10,847,039
                                                              --------------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.(d) .....................      179,450         6,614,527

INDUSTRIAL GASES--0.0%
Airgas, Inc.(d) .............................          500            22,275

INDUSTRIAL MACHINERY--0.6%
Danaher Corp.(d) ............................       43,450         3,093,206

INTEGRATED OIL & GAS--3.5%
Exxon Mobil Corp.(d) ........................       88,750         7,044,975
Marathon Oil Corp.(d) .......................      104,850        10,647,517
                                                              --------------
                                                                  17,692,492
                                                              --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.5%
Citizens Communications Co.(d) ..............      491,900         7,658,883

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(b)(d) ............................       23,000           780,620



                                                   SHARES         VALUE
                                                 ---------    --------------
INVESTMENT BANKING & BROKERAGE--2.2%
Charles Schwab Corp. (The)(d) ...............      554,000    $   10,592,480
Merrill Lynch & Co., Inc.(d) ................        8,100           730,863
                                                              --------------
                                                                  11,323,343
                                                              --------------
LIFE SCIENCES TOOLS & SERVICES--0.7%
Waters Corp.(b)(d) ..........................       60,800         3,613,344

MANAGED HEALTH CARE--4.8%
Aetna, Inc.(d) ..............................       69,000         3,234,720
CIGNA Corp.(d) ..............................       20,950         3,259,610
UnitedHealth Group, Inc.(d) .................      112,650         5,977,209
WellCare Health Plans, Inc.(b)(d) ...........      106,500         8,582,835
WellPoint, Inc.(b)(d) .......................       41,200         3,253,564
                                                              --------------
                                                                  24,307,938
                                                              --------------
MOVIES & ENTERTAINMENT--3.4%
Marvel Entertainment, Inc.(b)(d) ............      241,000         7,116,730
Walt Disney Co. (The)(d) ....................      293,270        10,258,585
                                                              --------------
                                                                  17,375,315
                                                              --------------
OIL & GAS EQUIPMENT & SERVICES--1.8%
National Oilwell Varco, Inc.(b)(d) ..........       73,400         6,227,990
Schlumberger Ltd.(d) ........................       38,400         2,835,072
                                                              --------------
                                                                   9,063,062
                                                              --------------
OIL & GAS REFINING & MARKETING--0.9%
Valero Energy Corp. .........................       64,250         4,512,278

OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.(d) ..........................       10,800           579,096

PACKAGED FOODS & MEATS--1.8%
Campbell Soup Co.(d) ........................      237,550         9,288,205

PHARMACEUTICALS--9.7%
Abbott Laboratories .........................       14,700           832,314
Johnson & Johnson(d) ........................       13,200           847,704
King Pharmaceuticals, Inc.(b)(d) ............      532,250        10,884,512
Merck & Co., Inc.(d) ........................      214,850        11,051,884
Mylan Laboratories, Inc.(d) .................      486,900        10,677,717
Pfizer, Inc. ................................      321,250         8,500,275
Schering-Plough Corp.(d) ....................      162,750         5,164,058
Wyeth .......................................       17,800           987,900
                                                              --------------
                                                                  48,946,364
                                                              --------------
PROPERTY & CASUALTY INSURANCE--1.4%
Berkley (W.R.) Corp. ........................      221,750         7,204,658

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
CB Richard Ellis Group, Inc. Class A(b)(d) ..       62,000         2,098,700

RESTAURANTS--0.9%
Yum! Brands, Inc.(d) ........................       77,650         4,803,429


                        See Notes to Financial Statements

Phoenix Capital Growth Fund



                                                   SHARES         VALUE
                                                 ---------    --------------
SEMICONDUCTOR EQUIPMENT--4.4%
Applied Materials, Inc.(d) ..................      712,050    $   13,685,601
Lam Research Corp.(b)(d) ....................      100,550         5,407,579
Novellus Systems, Inc.(b)(d) ................       99,000         3,204,630
                                                              --------------
                                                                  22,297,810
                                                              --------------
SEMICONDUCTORS--2.6%
Broadcom Corp. Class A(b)(d) ................       25,700           836,535
Intel Corp.(d) ..............................      372,450         8,007,675
NVIDIA Corp.(b)(d) ..........................       73,050         2,402,614
Texas Instruments, Inc.(d) ..................       31,500         1,082,655
Xilinx, Inc.(d) .............................       21,600           636,768
                                                              --------------
                                                                  12,966,247
                                                              --------------
SOFT DRINKS--2.1%
Pepsi Bottling Group, Inc. (The)(d) .........      302,100         9,911,901
PepsiCo, Inc.(d) ............................       13,700           905,433
                                                              --------------
                                                                  10,817,334
                                                              --------------
SPECIALIZED FINANCE--2.6%
Moody's Corp.(d) ............................      195,600        12,933,072

SPECIALTY STORES--0.2%
Staples, Inc.(d) ............................       32,000           793,600

SYSTEMS SOFTWARE--5.5%
Microsoft Corp.(d) ..........................      366,400        10,970,016
Oracle Corp.(b)(d) ..........................      887,200        16,679,360
                                                              --------------
                                                                  27,649,376
                                                              --------------
TOBACCO--0.9%
UST, Inc.(d) ................................       80,350         4,554,238
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $416,662,335)                                   495,633,707
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $416,662,335)                                   495,633,707
--------------------------------------------------------------------------------


                                                   SHARES         VALUE
                                                 ---------    --------------
SHORT-TERM INVESTMENTS--28.4%

MONEY MARKET MUTUAL FUNDS--24.8%
State Street Navigator Prime Plus
(5.305% seven day effective yield)(e) .......    125,171,063  $  125,171,063


                                                    PAR
                                                   VALUE
                                                   (000)
                                                 ---------
COMMERCIAL PAPER(f)--3.6%
Danske Corp. 5.25%, 5/8/07 ..................    $   5,085         5,079,809
Eaton Corp. 5.25%, 5/3/07 ...................        2,375         2,374,308
Old Line Funding LLC 5.30%, 5/1/07 ..........        5,620         5,620,000
Ranger Funding Co. LLC 5.27%, 5/2/07 ........        5,000         4,999,268
                                                              --------------
                                                                  18,073,385
                                                              --------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $143,244,448)                                   143,244,448
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--126.5%
(IDENTIFIED COST $559,906,783)                                   638,878,155(a)

Other assets and liabilities, net--(26.5)%                      (133,644,494)
                                                              --------------
NET ASSETS--100.0%                                            $  505,233,661
                                                              ==============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $78,084,585 and gross depreciation of $1,585,322 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $562,378,892.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)  The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Capital Growth Fund




                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value, including
   $122,340,605 of securities on loan
   (Identified cost $559,906,783)                           $   638,878,155
Cash                                                                  3,613
Receivables
   Fund shares sold                                               1,644,438
   Dividends                                                        148,162
   Tax reclaims                                                         559
Trustee retainer                                                      2,512
Prepaid expenses                                                     39,323
Other assets                                                        105,351
                                                            ---------------
   Total assets                                                 640,822,113
                                                            ---------------
LIABILITIES
Payables
   Investment securities purchased                                8,804,214
   Fund shares repurchased                                          719,350
   Upon return of securities loaned                             125,171,063
   Investment advisory fee                                          284,117
   Transfer agent fee                                               222,377
   Distribution and service fees                                    111,688
   Trustee deferred compensation plan                               105,351
   Administration fee                                                33,543
   Other accrued expenses                                           136,749
                                                            ---------------
     Total liabilities                                          135,588,452
                                                            ---------------
NET ASSETS                                                  $   505,233,661
                                                            ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $   752,029,932
Accumulated net investment loss                                    (451,614)
Accumulated net realized loss                                  (325,316,029)
Net unrealized appreciation                                      78,971,372
                                                            ---------------
NET ASSETS                                                     $505,233,661
                                                            ===============
CLASS A
Net asset value per share (net assets/shares outstanding)            $16.50
Maximum offering price per share $16.50/(1-5.75%)                    $17.51
Shares of beneficial interest outstanding,
   $1 par value, unlimited authorization                         29,629,598
Net Assets                                                  $   488,965,230

CLASS B
Net asset value and offering price per share                         $15.08
Shares of beneficial interest outstanding,
   $1 par value, unlimited authorization                            762,816
Net Assets                                                  $    11,500,282

CLASS C
Net asset value and offering price per share                         $16.45
Shares of beneficial interest outstanding,
   $1 par value, unlimited authorization                            289,846
Net Assets                                                  $     4,768,149





                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)



INVESTMENT INCOME
Dividends                                                   $     2,820,958
Interest                                                            219,758
Security lending                                                     47,713
                                                            ---------------
     Total investment income                                      3,088,429
                                                            ---------------
EXPENSES
Investment advisory fee                                           1,663,602
Service fees, Class A                                               580,737
Distribution and service fees, Class B                               46,640
Distribution and service fees, Class C                                6,986
Administration fee                                                  198,045
Transfer agent                                                      736,205
Printing                                                            178,580
Custodian                                                            28,539
Professional                                                         24,058
Trustees                                                             19,694
Registration                                                         19,184
Miscellaneous                                                        37,960
                                                            ---------------
     Total expenses                                               3,540,230
Custodian fees paid indirectly                                         (187)
                                                            ---------------
     Net expenses                                                 3,540,043
                                                            ---------------
NET INVESTMENT INCOME (LOSS)                                       (451,614)
                                                            ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                          10,401,529
Net change in unrealized appreciation (depreciation)
   on investments                                                12,497,668
                                                            ---------------
NET GAIN (LOSS) ON INVESTMENTS                                   22,899,197
                                                            ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                               $    22,447,583
                                                            ===============


                        See Notes to Financial Statements

Phoenix Capital Growth Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months
                                                                                            Ended
                                                                                         April 30, 2007            Year Ended
                                                                                         (Unaudited)            October 31, 2006
                                                                                        --------------         -----------------
FROM OPERATIONS
   Net investment income (loss)                                                         $     (451,614)          $   (1,753,185)
   Net realized gain (loss)                                                                 10,401,529               58,238,556
   Net change in unrealized appreciation (depreciation)                                     12,497,668              (22,747,442)
                                                                                        --------------           --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              22,447,583               33,737,929
                                                                                        --------------           --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income, Class A                                                                   --               (3,128,886)
   Net investment income, Class B                                                                   --                      --
                                                                                        --------------           --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                        --               (3,128,886)
                                                                                        --------------           --------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (1,240,277 and 537,085 shares, respectively)               20,343,020                8,228,084
   Net asset value of shares issued from reinvestment of distributions
     (0 and 184,811 shares, respectively)                                                           --                2,899,681
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (1,760,579 and 0 shares, respectively) (See Note 9)                                    27,397,275                       --
   Cost of shares repurchased (4,232,668 and 8,810,337 shares, respectively)               (67,251,733)            (134,381,283)
                                                                                        --------------           --------------
Total                                                                                      (19,511,438)            (123,253,518)
                                                                                        --------------           --------------
CLASS B
   Proceeds from sales of shares (23,795 and 64,830 shares, respectively)                      339,268                  910,638
   Net asset value of shares issued from reinvestment of distributions
       (0 and 0 shares, respectively)                                                               --                       --
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (301,567 and 0 shares, respectively) (See Note 9)                                       4,297,272                       --
   Cost of shares repurchased (187,303 and 310,880 shares, respectively)                    (2,720,426)              (4,360,386)
                                                                                        --------------           --------------
Total                                                                                        1,916,114               (3,449,748)
                                                                                        --------------           --------------
CLASS C
   Proceeds from sales of shares (7,154 and 0 shares, respectively)                            114,273                       --
   Net asset value of shares issued from reinvestment of distributions
      (0 and 0 shares, respectively)                                                                --                       --
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (288,566 and 0 shares, respectively) (See Note 9)                                       4,479,897                       --
   Cost of shares repurchased (5,874 and 0 shares, respectively)                               (95,081)                      --
                                                                                        --------------           --------------
Total                                                                                        4,499,089                       --
                                                                                        --------------           --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (13,096,235)            (126,703,266)
                                                                                        --------------           --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     9,351,348              (96,094,223)

NET ASSETS
   Beginning of period                                                                     495,882,313              591,976,536
                                                                                        --------------           --------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(451,614) AND $0, RESPECTIVELY)                          $  505,233,661           $  495,882,313
                                                                                        ==============           ==============

                        See Notes to Financial Statements

Phoenix Capital Growth Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                          ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2007   ---------------------------------------------------------------
                                            (UNAUDITED)      2006         2005         2004          2003          2002(3)
Net asset value, beginning of period           $15.78       $14.89       $14.21        $13.90        $11.89        $13.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.01)       (0.05)       (0.07         (0.06)        (0.06)        (0.07)
   Net realized and unrealized gain (loss)       0.73         1.02         0.61          0.37          2.07         (1.80)
                                               ------       ------       ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS            0.72         0.97         0.68          0.31          2.01         (1.87)
                                               ------       ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income            --        (0.08)          --            --            --            --
                                               ------       ------       ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                           --        (0.08)          --            --            --            --
                                               ------       ------       ------        ------        ------        ------
Change in net asset value                        0.72         0.89         0.68          0.31          2.01         (1.87)
                                               ------       ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                 $16.50       $15.78       $14.89        $14.21        $13.90        $11.89
                                               ======       ======       ======        ======        ======        ======
Total return(1)                                  4.56 %(5)    6.54 %       4.79%         2.23 %       16.90 %      (13.59)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $488,965     $486,845     $580,058      $844,523      $896,872     $835,713

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.47 %(4)    1.37 %       1.36%         1.34 %        1.36 %       1.29 %
   Net investment income (loss)                 (0.17)%(4)   (0.31)%       0.45%        (0.39)%       (0.49)%      (0.51)%
Portfolio turnover                                 43 %(5)     167 %         67%           57 %          39 %        109 %

                                                                             CLASS B
                                          ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                            YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2007   ---------------------------------------------------------------
                                            (UNAUDITED)      2006         2005         2004          2003          2002(3)
Net asset value, beginning of period           $14.47       $13.69       $13.16        $12.96        $11.17        $13.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.07)       (0.15)       (0.05)        (0.15)        (0.14)        (0.16)
   Net realized and unrealized gain (loss)       0.68         0.93         0.58          0.35          1.93         (1.71)
                                               ------       ------       ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS            0.61         0.78         0.53          0.20          1.79         (1.87)
                                               ------       ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income            --           --           --            --            --            --
                                               ------       ------       ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                           --           --           --            --            --            --
                                               ------       ------       ------        ------        ------        ------
Change in net asset value                        0.61         0.78         0.53          0.20          1.79         (1.87)
                                               ------       ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                 $15.08       $14.47       $13.69        $13.16        $12.96        $11.17
                                               ======       ======       ======        ======        ======        ======
Total return(1)                                  4.22 %(5)    5.70 %       4.03%         1.54 %       16.03 %      (14.34)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $11,500       $9,038      $11,918       $16,314       $23,730       $26,844

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.22 %(4)    2.12 %       2.11 %        2.09 %        2.11 %        2.05 %
   Net investment income (loss)                 (0.98)%(4)   (1.06)%      (0.34)%       (1.13)%       (1.24)%       (1.26)%
Portfolio turnover                                 43 %(5)     167 %         67 %          57 %          39 %         109 %



(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for Class A and from (1.25)% to (1.26)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share.
(4)  Annualized.
(5)  Not annualized.


                        See Notes to Financial Statements

Phoenix Capital Growth Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                  CLASS C
                                         ----------------------
                                             FROM INCEPTION
                                           NOVEMBER 21, 2006 TO
                                              APRIL 30, 2007
                                                (UNAUDITED)
Net asset value, beginning of period              $16.05
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 (0.11)
   Net realized and unrealized gain (loss)          0.51
                                                  ------
     TOTAL FROM INVESTMENT OPERATIONS               0.40
                                                  ------
LESS DISTRIBUTIONS
   Dividends from net investment income               --
                                                  ------
     TOTAL DISTRIBUTIONS                              --
                                                  ------
Change in net asset value                           0.40
                                                  ------
NET ASSET VALUE, END OF PERIOD                    $16.45
                                                  ======
Total return(1)                                     3.13 %(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $4,768

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.20 %(3)
   Net investment income (loss)                    (1.43)%(3)
Portfolio turnover                                    43 %(4)


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.


                        See Notes to Financial Statements

PHOENIX CORE BOND FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/07
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Non-Agency Mortgage-Backed Securities           26%
Agency Mortgage-Backed Securities               23
U.S. Government Securities                      12
Domestic Corporate Bonds                        11
Asset-Backed Securities                          6
Municipal Bonds                                  5
Foreign Corporate Bonds                          3
Other (including short-term investments)        14



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
U.S. GOVERNMENT SECURITIES--13.3%

U.S. TREASURY BONDS--2.3%
U.S. Treasury Bond 4.50%, 2/15/36(g) ........    $     425    $      403,019
U.S. Treasury Bond 4.75%, 2/15/37(g) ........        1,200         1,187,063
                                                              --------------
                                                                   1,590,082
                                                              --------------
U.S. TREASURY NOTES--11.0%
U.S. Treasury Note 4.50%, 9/30/11(g) ........          150           149,912
U.S. Treasury Note 4.75%, 1/31/12(g) ........          695           701,761
U.S. Treasury Note 4.625%, 2/29/12(g) .......        2,750         2,762,460
U.S. Treasury Note 4.50%, 3/31/12(g) ........          345           344,717
U.S. Treasury Note 4.875%, 8/15/16(g) .......          150           152,754
U.S. Treasury Note 4.625%, 2/15/17(g) .......        3,435         3,433,389
                                                              --------------
                                                                   7,544,993
                                                              --------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $9,118,987)                                       9,135,075
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--26.2%
FHLMC 6%, 10/1/34 ...........................          732           739,450
FNMA 6%, 10/1/14 ............................          516           525,087
FNMA 6.50%, 6/1/16 ..........................          336           343,999
FNMA 6%, 7/1/17 .............................          144           146,200
FNMA 5.50%, 9/1/17 ..........................          373           374,682
FNMA 5%, 4/1/20 .............................          176           174,073
FNMA 5%, 4/1/20 .............................          449           442,649
FNMA 4.50%, 5/1/20 ..........................          916           886,213
FNMA 5%, 8/1/21 .............................          348           342,984


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
FNMA 6%, 5/1/29 .............................    $     297    $      301,146
FNMA 6.50%, 7/1/29 ..........................          417           430,317
FNMA 6.50%, 5/1/30 ..........................           10            10,754
FNMA 7.50%, 3/1/31 ..........................          199           207,973
FNMA 7%, 7/1/31 .............................          153           159,896
FNMA 7%, 9/1/31 .............................          232           242,269
FNMA 6.50%, 2/1/32 ..........................          449           462,532
FNMA 6.50%, 3/1/32 ..........................          222           228,514
FNMA 5.50%, 4/1/33 ..........................          278           275,332
FNMA 5.50%, 6/1/33 ..........................        1,587         1,573,506
FNMA 5.50%, 7/1/33 ..........................        1,198         1,188,113
FNMA 5.50%, 7/1/33 ..........................        2,268         2,248,371
FNMA 5%, 9/1/33 .............................          392           379,794
FNMA 5%, 7/1/35 .............................          321           310,313
FNMA 5%, 11/1/35 ............................          375           362,942
FNMA 5.50%, 12/1/35 .........................          342           338,431
FNMA 6%, 6/1/36 .............................          477           481,471
FNMA 6.50%, 8/1/36 ..........................          656           669,796
FNMA 6%, 9/1/36 .............................          681           685,826
FNMA 04-W6, 1A4, 5.50%, 7/25/34 .............          297           298,214
GNMA 8.50%, 11/15/22 ........................            1               756
GNMA 6.50%, 9/15/28 .........................          243           251,455
GNMA 7.50%, 9/15/29 .........................          166           174,286
GNMA 5%, 7/15/33 ............................        2,189         2,132,537
GNMA 6%, 6/15/34 ............................          573           581,554
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,915,113) ...............                     17,971,435
--------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix Core Bond Fund


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--0.6%
FHLMC 5.20%, 3/5/19 .........................    $     200    $      196,493
FHLMC 5.30%, 5/12/20 ........................          200           195,460
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $391,214) ..................                        391,953
--------------------------------------------------------------------------------

MUNICIPAL BONDS--5.9%

CALIFORNIA--1.6%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA Insured)       1,000         1,086,430

CONNECTICUT--0.3%
City of Hartford Taxable Series B 4.13%,
8/1/07 (FSA Insured) ........................          190           189,508

FLORIDA--0.1%
Miami-Dade County Educational Authority
Taxable Series C 5.48%, 4/1/16 ..............          110           108,775

MICHIGAN--0.1%
Flat Rock Finance Authority Taxable
6.75%, 10/1/16 ..............................           95            99,980

PENNSYLVANIA--2.3%
City of Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 (FGIC Insured) .......          340           368,199

Philadelphia Authority for Industrial
Development Pension Funding Taxable
Series A 5.79%, 4/15/09 (MBIA Insured) ......        1,000         1,014,840

Reading, PA 5.10%, 11/15/15 (FSA Insured) ...          190           189,607
                                                              --------------
                                                                   1,572,646
                                                              --------------
RHODE ISLAND--1.5%
Woonsocket Pension Funding Taxable
5.66%, 7/15/13 (FSA Insured) ................        1,000         1,027,760
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,162,964)                                       4,085,099
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.5%
AmeriCredit Automobile Receivables Trust
05-AX, A4 3.93%, 10/6/11 ....................        2,000         1,976,563

AmeriCredit Automobile Receivables Trust
06-BG, A3, 5.21%, 10/6/11 ...................          180           180,174

Capital One Auto Finance Trust 07-B,
A3A 5.03%, 4/15/12 ..........................          500           499,934

Greenwich Structured ARM Products 05-5A,
N2 144A 8.82%, 9/27/45(b)(c) ................          315           315,000


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------
Renaissance Home Equity Loan Trust
06-2, AF4 6.115%, 8/25/36(c) ................    $     730    $      730,913

Residential Funding Mortgage Securities II, Inc.
06-HSA1, A2 5.19%, 2/25/36(c) ...............          400           396,485

Saxon Asset Securities Trust 05-3, A2C
5.60%, 11/25/35(c) ..........................          400           400,477
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,523,921)                                       4,499,546
--------------------------------------------------------------------------------


DOMESTIC CORPORATE BONDS--12.9%

AIRLINES--0.9%
American Airlines, Inc. 99-1, 7.024%, 10/15/09         365           376,716
Continental Airlines, Inc. 98-1A 6.648%, 3/15/19       264           273,399
                                                              --------------
                                                                     650,115
                                                              --------------
APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17 .................           45            44,563

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Allied Capital, Corp. 6%, 4/1/12 ............          100            99,331
Nuveen Investments, Inc. 5%, 9/15/10 ........          230           228,024
                                                              --------------
                                                                     327,355
                                                              --------------
BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14 ................          105           104,117

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17 ..................           45            44,433
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ..           35            35,671
                                                              --------------
                                                                      80,104
                                                              --------------
CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 .          115            99,054

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland) 6%, 9/30/16(d) ..          135           138,008

CONSUMER FINANCE--2.4%
Capital One Financial Corp. 5.25%, 2/21/17 ..           70            66,712
General Electric Capital Corp. 6.75%, 3/15/32          500           569,291
GMAC LLC 6.875%, 8/28/12 ....................          180           180,072
HSBC Finance Corp. 8%, 7/15/10 ..............          300           324,589
Residential Capital LLC 6%, 2/22/11 .........           80            79,087
SLM Corp. 3.36%, 2/1/10(c) ..................          500           458,160
                                                              --------------
                                                                   1,677,911
                                                              --------------
DIVERSIFIED BANKS--0.3%
Wachovia Corp. 4.875%, 2/15/14 ..............          200           194,751

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.85%, 8/16/16 ......          135           140,169



                        See Notes to Financial Statements

Phoenix Core Bond Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
International Lease Finance Corp.
4.75%, 1/13/12 ..............................    $     225    $      221,395

ELECTRIC UTILITIES--0.5%
PPL Capital Funding Trust I Series A
4.33%, 3/1/09 ...............................          190           186,682

Southern Power Co. Series D 4.875%, 7/15/15 .          165           157,624
                                                              --------------
                                                                     344,306
                                                              --------------
FOOD RETAIL--0.1%
Kroger Co. (The) 6.80%, 12/15/18 ............           70            72,380

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16 .....          160           161,755

HOUSEHOLD APPLIANCES--0.2%
Black & Decker 5.75%, 11/15/16 ..............          115           114,747

HOUSEHOLD PRODUCTS--0.2%
Procter & Gamble Co. 5.55%, 3/5/37 ..........          130           128,124

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc. 5.875%, 2/1/12 ...................          130           133,548
AT&T, Inc. 5.625%, 6/15/16 ..................          130           130,959
Verizon Communications, Inc. 4.90%, 9/15/15 .          130           124,903
                                                              --------------
                                                                     389,410
                                                              --------------
INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The)
5.125%, 1/15/15 .............................          350           342,189

Lehman Brothers Holdings, Inc. 5.75%, 1/3/17           145           145,763
Merrill Lynch & Co., Inc. 6.11%, 1/29/37 ....          150           149,016
Morgan Stanley 5.375%, 10/15/15 .............          250           246,960
                                                              --------------
                                                                     883,928
                                                              --------------
MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.25%, 1/15/16 ..............          125           122,598

MORTGAGE REITS--0.3%
iStar Financial, Inc. 6.05%, 4/15/15 ........          200           200,283

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 5.875%, 11/15/16 ..........          130           130,892

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ..............           70            70,209

MULTI-UTILITIES--0.1%
Dominion Resources, Inc. 5%, 3/15/13 ........           90            88,160

OFFICE ELECTRONICS--0.3%
Xerox Corp. 6.75%, 2/1/17 ...................          170           179,246


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16 .....    $      70    $       70,544

OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp. 4.75%, 6/15/13 ..........          140           134,580

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Buckeye Partners LP 5.125%, 7/1/17 ..........          200           187,827

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bank of America Corp. 144A 5.49%, 3/15/19(b)           300           297,629
Citigroup, Inc. 5.50%, 2/15/17 ..............           95            95,205
JPMorgan Chase & Co. 5.125%, 9/15/14 ........          155           153,258
                                                              --------------
                                                                     546,092
                                                              --------------
REGIONAL BANKS--0.3%
Zions Bancorp. 5.50%, 11/16/15 ..............          200           198,287

RESIDENTIAL REITS--0.2%
UDR, Inc. 5.25%, 1/15/15 ....................          150           147,045

RESTAURANTS--0.2%
Yum! Brands, Inc. 6.25%, 4/15/16 ............          140           144,050

RETAIL REITS--0.1%
Tanger Factory Outlet Centers 6.15%, 11/15/15           85            86,349

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14 .............          200           192,929

SPECIALIZED REITS--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15 ......          225           224,047

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp. 6.25%, 5/15/16 ..           65            65,664
Washington Mutual, Inc. 4.625%, 4/1/14 ......          155           144,859
                                                              --------------
                                                                     210,523
                                                              --------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ..............................           70            68,913

Sprint Nextel Corp. 6%, 12/1/16 .............           65            63,792
                                                              --------------
                                                                     132,705
                                                              --------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $8,816,771)                                       8,838,558
--------------------------------------------------------------------------------



NON-AGENCY MORTGAGE-BACKED
SECURITIES--30.0%
Banc of America Alternative Loan Trust
06-9, A1 6%, 1/25/37 ........................          655           655,561

Bear Stearns Adjustable Rate Mortgage Trust
05-12, 13A1 5.463%, 2/25/36(c) ..............          186           184,628


                        See Notes to Financial Statements

Phoenix Core Bond Fund


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.895%, 9/11/38(c) ..............    $     370    $      380,778

Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5%, 8/25/35 .......................           92            90,741

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.40%, 7/15/44(c) ..........          650           646,004

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.545%, 1/15/46(c) .........          655           657,866

Citigroup/Deutsche Bank Commercial Mortgage
5.322%, 12/11/49 ............................          700           698,906

Countrywide Alternative Loan Trust 05-43, 4A2
5.728%, 10/25/35(c) .........................          351           349,861

Countrywide Home Loan Mortgage Pass-
Through Trust 04-13, 1A1 5.50%, 8/25/34 .....          201           200,259

Countrywide Home Loan Mortgage Pass-
Through Trust 07-1, A2 6%, 3/25/37 ..........          699           699,672

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.609%, 2/15/39(c) ................          935           947,512

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..........................          450           442,696

First Horizon Asset Securities, Inc. 03-2, 1A12
5.75%, 4/25/33 ..............................          445           441,920

First Union - Lehman Brothers -
Bank of America 98-C2, A2 6.56%, 11/18/35 ...          935           940,869

GE Capital Commercial Mortgage Corp.
04-C3, A4 5.189%, 7/10/39(c) ................        1,000           994,078

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
4.852%, 5/25/35(c) ..........................          314           317,080

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ...............        1,000         1,003,225

GSAMP Net Interest Margin Trust
05-NC1 144A 5%, 2/25/35(b) ..................            1             1,390

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ..............................          339           337,569

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(c) .........        1,000           971,422

Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 9/15/39 .............          710           711,331

Lehman Brothers - UBS Commercial Mortgage
Trust 07-C2, A2 5.303%, 5/15/49 .............          225           227,118


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

MASTR Asset Securitization Trust
03-10, 3A1 5.50%, 11/25/33 ..................    $     332    $      325,424

MASTR Resecuritization Trust 05-4CI,
N2 144A 8.32%, 4/26/45(b)(c) ................          170           166,441

Merrill Lynch Mortgage Trust 04-KEY2,
A4 4.864%, 8/12/39(c) .......................        1,000           973,553

Merrill Lynch Mortgage Trust 06-C1,
AM 5.843%, 5/12/39(c) .......................          320           327,474

Merrill Lynch/Countrywide Commercial
Mortgage Trust 06-3, A4 5.414%, 7/12/46(c) ..          445           445,261

Morgan Stanley Capital I 06-T23, A4
5.983%, 8/12/41(c) ..........................          360           373,738

Morgan Stanley Capital I 98-WF1, A2
6.55%, 3/15/30 ..............................           31            31,188

Morgan Stanley Mortgage Loan Trust
05-5AR, 4A1 5.528%, 9/25/35(c) ..............          325           324,690

Prudential Securities Secured Financing
Corp. 98-C1 C 6.742%, 5/15/10 ...............          750           759,786

Residential Accredit Loans, Inc. 06-QA1,
A21 5.984%, 1/25/36(c) ......................          639           645,951

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.864%, 3/25/35(c) ...............          338           336,106

SBA 06-1A, B 144A 5.451%, 11/15/36(b) .......          140           140,875

Structured Asset Securities Corp. 03-32,
1A1 5.228%, 11/25/33(c) .....................          497           481,670

Wachovia Mortgage Loan Trust LLC 06-A,
B1 5.422%, 5/20/36(c) .......................          259           255,867

Washington Mutual Mortgage Pass-Through
Certificates, Inc. 05-AR3, A2
4.639%, 3/25/35(c) ..........................          645           641,146

Wells Fargo Mortgage Backed Securities
Trust 04-BB, A1 4.556%, 1/25/35(c) ..........          278           274,651

Wells Fargo Mortgage Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 ............          757           742,254

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 .................          350           342,431

Wells Fargo Mortgage Backed Securities
Trust 05-AR16, 6A3 5%, 10/25/35(c) ..........          623           617,603

Wells Fargo Mortgage Backed Securities
Trust 05-AR4, 2A1 4.525%, 4/25/35(c) ........          294           291,477



                        See Notes to Financial Statements

Phoenix Core Bond Fund


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

Wells Fargo Mortgage Backed Securities
Trust 05-AR4, 2A2 4.525%, 4/25/35(c) ........    $     246    $      242,723
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,791,099)                                     20,640,795
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.5%

RUSSIA--0.5%
Russian Federation RegS 7.50%, 3/31/30(c)(e)           303           345,012
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $330,822)                                           345,012
--------------------------------------------------------------------------------


FOREIGN CORPORATE BONDS(d)--2.9%

ARUBA--0.2%
UFJ Finance AEC 6.75%, 7/15/13 ..............          100           107,783

AUSTRALIA--0.2%
Westfield Capital Corp./Westfield Finance
Authority 144A 5.125%, 11/15/14(b) ..........          150           147,108

CANADA--0.1%
Xstrata Finance Ltd. 144A 5.80%, 11/15/16(b)            70            70,405

CHILE--0.3%
Celulosa Arauco y Constitucion S.A
5.625%, 4/20/15 .............................          105           103,773

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ...........................          132           136,123
                                                              --------------
                                                                     239,896
                                                              --------------
GERMANY--0.7%
Deutsche Bank AG NY Series GS
4.10%, 3/22/12(c) ...........................          485           461,866

MEXICO--0.3%
Pemex Project Funding Master Trust
5.75%, 12/15/15 .............................          180           182,790

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. RegS
5.298%, 9/30/20(e) ..........................          250           239,950


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

RUSSIA--0.2%
Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) .........................    $     130    $      131,690

SINGAPORE--0.2%
ICICI Bank Ltd RegS 5.75%, 11/16/10(e) ......          105           105,639

SPAIN--0.1%
Telefonica Emisiones SAU 6.421%, 6/20/16 ....           75            78,530

UNITED KINGDOM--0.3%
Diageo Capital plc 5.50%, 9/30/16 ...........           70            70,114
Vodafone Group plc 5%, 9/15/15 ..............           80            77,030
Vodafone Group plc 6.15%, 2/27/37 ...........           70            69,014
                                                              --------------
                                                                     216,158
                                                              --------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,985,655)                                       1,981,815
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $68,036,546)                                     67,889,288
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--15.3%

COMMERCIAL PAPER(h)--1.8%
Old Line Funding LLC 5.30%, 5/1/07 ..........        1,255         1,255,000

                                                    SHARES
                                                 -------------
MONEY MARKET MUTUAL FUNDS(f)--13.5%
State Street Navigator Prime Plus
(5.305% seven day effective yield)(f) .......    9,248,964         9,248,964
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,503,964)                                     10,503,964
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--114.1%
(IDENTIFIED COST $78,540,510)                                     78,393,252(a)
Other assets and liabilities, net--(14.1)%                        (9,669,669)
                                                              --------------
NET ASSETS--100.0%                                            $   68,723,583
                                                              ==============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $727,645 for federal income tax purposes. At April 30, 2007, the
     aggregate   cost  of  securities   for  federal  income  tax  purposes  was
     $79,120,897.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $1,737,920 or 2.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Represents security purchased with cash collateral received for securities on loan.
(g)  All or a portion of security is on loan.
(h)  The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Core Bond Fund



                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)


ASSETS
Investment securities at value,
   including $9,062,867 of securities on loan
   (Identified cost $78,540,510)                            $   78,393,252
Cash                                                                    27
Receivables
   Interest                                                        441,806
   Investment securities sold                                      149,309
   Fund shares sold                                                 17,107
Trustee retainer                                                       292
Prepaid expenses                                                    21,177
Other assets                                                        14,133
                                                            --------------
     Total assets                                               79,037,103
                                                            --------------
LIABILITIES
Payables
   Investment securities purchased                                 864,677
   Fund shares repurchased                                          97,449
   Upon return of securities loaned                              9,248,964
   Transfer agent fee                                               21,860
   Distribution and service fees                                    15,812
   Investment advisory fee                                          15,284
   Trustee deferred compensation plan                               14,133
   Administration fee                                                4,777
   Other accrued expenses                                           30,564
                                                            --------------
     Total liabilities                                          10,313,520
                                                            --------------
NET ASSETS                                                  $   68,723,583
                                                            ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $   92,865,121
Distributions in excess of net investment income                   (86,394)
Accumulated net realized loss                                  (23,907,886)
Net unrealized depreciation                                       (147,258)
                                                            --------------
NET ASSETS                                                  $   68,723,583
                                                            ==============
CLASS A
Net asset value per share (net assets/shares outstanding)            $8.41
Maximum offering price per share $8.41/(1-4.75%)                     $8.83
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       7,852,694
Net Assets                                                  $   66,006,264

CLASS B
Net asset value and offering price per share                         $8.35
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                         179,685
Net Assets                                                  $    1,499,572

CLASS C
Net asset value and offering price per share                         $8.37
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                         145,445
Net Assets                                                  $    1,217,747



                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2007
                                  (UNAUDITED)


INVESTMENT INCOME
Interest                                                    $    1,860,277
Security lending                                                     1,945
                                                            --------------
     Total investment income                                     1,862,222
                                                            --------------
EXPENSES
Investment advisory fee                                            155,480
Service fees, Class A                                               82,883
Distribution and service fees, Class B                               7,748
Distribution and service fees, Class C                               6,232
Administration fee                                                  28,411
Transfer agent                                                      79,241
Printing                                                            22,707
Professional                                                        19,499
Registration                                                        16,648
Custodian                                                           11,145
Trustees                                                             2,877
Miscellaneous                                                        5,718
                                                            --------------
     Total expenses                                                438,589
Less expenses reimbursed by investment adviser                     (63,762)
Custodian fees paid indirectly                                        (474)
                                                            --------------
     Net expenses                                                  374,353
                                                            --------------
NET INVESTMENT INCOME (LOSS)                                     1,487,869
                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                          1,542,887
Net change in unrealized appreciation (depreciation)
   on investments                                                   30,199
                                                            --------------
NET GAIN (LOSS) ON INVESTMENTS                                   1,573,086
                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          $    3,060,955
                                                            ==============


                        See Notes to Financial Statements

Phoenix Core Bond Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                           Ended
                                                                                        April 30, 2007            Year Ended
                                                                                         (Unaudited)            October 31, 2006
                                                                                        --------------         -----------------
FROM OPERATIONS
   Net investment income (loss)                                                         $    1,487,869           $    3,203,246
   Net realized gain (loss)                                                                  1,542,887                 (549,396)
   Net change in unrealized appreciation (depreciation)                                         30,199                  537,144
                                                                                        --------------           --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               3,060,955                3,190,994
                                                                                        --------------           --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (1,595,066)              (3,377,702)
   Net investment income, Class B                                                              (32,004)                 (88,414)
   Net investment income, Class C                                                              (25,721)                 (52,999)
                                                                                        --------------           --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (1,652,791)              (3,519,115)
                                                                                        --------------           --------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (126,053 and 201,359 shares, respectively)                  1,055,036                1,656,841
   Net asset value of shares issued from reinvestment of distributions
     (131,502 and 277,966 shares, respectively)                                              1,096,177                2,271,792
   Cost of shares repurchased (585,384 and 1,725,594 shares, respectively)                  (4,889,926)             (14,118,050)
                                                                                        --------------           --------------
Total                                                                                       (2,738,713)             (10,189,417)
                                                                                        --------------           --------------
CLASS B
   Proceeds from sales of shares (16,635 and 97,997 shares, respectively)                      138,342                  804,559
   Net asset value of shares issued from reinvestment of distributions
     (3,191 and 8,998 shares, respectively)                                                     26,404                   73,109
   Cost of shares repurchased (53,864 and 184,372 shares, respectively)                       (445,762)              (1,493,642)
                                                                                        --------------           --------------
Total                                                                                         (281,016)                (615,974)
                                                                                        --------------           --------------
CLASS C
   Proceeds from sales of shares (13,248 and 23,929 shares, respectively)                      111,166                  196,869
   Net asset value of shares issued from reinvestment of distributions
     (2,338 and 4,647 shares, respectively)                                                     19,428                   37,808
   Cost of shares repurchased (28,383 and 24,972 shares, respectively)                        (235,917)                (203,409)
                                                                                        --------------           --------------
Total                                                                                         (105,323)                  31,268
                                                                                        --------------           --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (3,125,052)             (10,774,123)
                                                                                        --------------           --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                    (1,716,888)             (11,102,244)

NET ASSETS
   Beginning of period                                                                      70,440,471               81,542,715
                                                                                        --------------           --------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(86,394) AND $78,528, RESPECTIVELY)        $   68,723,583           $   70,440,471
                                                                                        ==============           ==============


                        See Notes to Financial Statements

Phoenix Core Bond Fund



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                         -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2007   ------------------------------------------------------------------
                                             (UNAUDITED)     2006         2005          2004         2003         2002(3)
Net asset value, beginning of period           $ 8.24       $ 8.26       $ 8.65        $ 8.76        $ 8.93       $ 9.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.18(2)      0.35(2)      0.32(2)       0.37(2)       0.39(2)      0.58
   Net realized and unrealized gain (loss)       0.19         0.02        (0.29)        (0.03)        (0.04)       (0.49)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.37         0.37         0.03          0.34          0.35         0.09
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.20)       (0.39)       (0.42)        (0.45)        (0.52)       (0.59)
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (0.20)       (0.39)       (0.42)        (0.45)        (0.52)       (0.59)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        0.17        (0.02)       (0.39)        (0.11)        (0.17)       (0.50)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 8.41       $ 8.24       $ 8.26        $ 8.65        $ 8.76       $ 8.93
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  4.54%(6)     4.59%        0.34%         3.95%         3.96%        1.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $66,006      $67,393      $77,880       $92,278      $104,092     $115,184

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.05%(5)     1.08%(4)     1.25%         1.18%         1.16%        1.15%
   Gross operating expenses                      1.24%(5)     1.24%        1.25%         1.18%         1.16%        1.15%
   Net investment income (loss)                  4.34%(5)     4.28%        3.73%         4.29%         4.37%        5.40%
Portfolio turnover                                 29%(6)       48%          65%           45%          101%          70%



                                                                             CLASS B
                                         -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2007   ------------------------------------------------------------------
                                             (UNAUDITED)     2006         2005          2004         2003         2002(3)
Net asset value, beginning of period           $ 8.18       $ 8.21       $ 8.59        $ 8.71        $ 8.89       $ 9.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.15(2)      0.29(2)      0.25(2)       0.31(2)       0.32(2)      0.51
   Net realized and unrealized gain (loss)       0.19         0.01        (0.27)        (0.05)        (0.05)       (0.49)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.34         0.30        (0.02)         0.26          0.27         0.02
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.17)       (0.33)       (0.36)        (0.38)        (0.45)       (0.52)
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (0.17)       (0.33)       (0.36)        (0.38)        (0.45)       (0.52)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        0.17        (0.03)       (0.38)        (0.12)        (0.18)       (0.50)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 8.35       $ 8.18       $ 8.21        $ 8.59        $ 8.71       $ 8.89
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  4.19%(6)     3.72%       (0.29)%        3.10%         3.08%        0.31%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $1,500       $1,749       $2,390        $3,668        $6,628       $9,471

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.80%(5)     1.84%(4)     2.00 %        1.93%         1.91%        1.90%
   Gross operating expenses                      2.02%(5)     1.98%        2.00 %        1.93%         1.91%        1.90%
   Net investment income (loss)                  3.58%(5)     3.54%        2.97 %        3.57%         3.62%        4.65%
Portfolio turnover                                 29%(6)       48%          65 %          45%          101%          70%


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended
     October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and to increase net realized and unrealized gain (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain
     (loss) per share for Class B.
(4)  Represents a blended expense ratio.
(5)  Annualized.
(6)  Not annualized.


                        See Notes to Financial Statements

Phoenix Core Bond Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS C
                                         -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                            YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2007   -----------------------------------------------------------------
                                             (UNAUDITED)     2006         2005          2004         2003         2002(3)
Net asset value, beginning of period           $ 8.21       $ 8.23       $ 8.62        $ 8.73        $ 8.91       $ 9.41
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.15(2)      0.29(2)      0.25(2)       0.31(2)       0.32(2)      0.51
   Net realized and unrealized gain (loss)       0.18         0.02        (0.28)        (0.04)        (0.05)       (0.49)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.33         0.31        (0.03)         0.27          0.27         0.02
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.17)       (0.33)       (0.36)        (0.38)        (0.45)       (0.52)
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (0.17)       (0.33)       (0.36)        (0.38)        (0.45)       (0.52)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        0.16        (0.02)       (0.39)        (0.11)        (0.18)       (0.50)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 8.37       $ 8.21       $ 8.23        $ 8.62        $ 8.73       $ 8.91
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  4.05%(6)     3.84%      (0.40)%         3.21%         3.06%        0.31%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $1,218       $1,299       $1,273        $1,298        $1,385       $1,212

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.80%(5)     1.83%(4)     2.00%         1.93%         1.91%        1.90%
   Gross operating expenses                      1.98%(5)     1.99%        2.00%         1.93%         1.91%        1.90%
   Net investment income (loss)                  3.58%(5)     3.54%        2.99%         3.57%         3.63%        4.66%
Portfolio turnover                                29% (6)       48%          65%           45%          101%          70%


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C. There was no effect on net investment income (loss) per share and net realized and unrealized gain
     (loss) per share for Class C.
(4)  Represents a blended expense ratio.
(5)  Annualized.
(6)  Not annualized.





                        See Notes to Financial Statements

PHOENIX HIGH YIELD FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/07
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Corporate Bonds                      77%
Foreign Corporate Bonds                       10
Other (includes short-term investments)       13



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                  (UNAUDITED)

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------
DOMESTIC CORPORATE BONDS--84.6%

ADVERTISING--1.6%
Affinion Group, Inc. 10.125%, 10/15/13 ......    $     935    $    1,023,825
Affinion Group, Inc. 11.50%, 10/15/15 .......        1,130         1,248,650
                                                              --------------
                                                                   2,272,475
                                                              --------------
AEROSPACE & DEFENSE--2.5%
Armor Holdings, Inc. 8.25%, 8/15/13 .........        1,100         1,160,500
Esterline Technologies Corp. 7.75%, 6/15/13 .          360           374,400

Esterline Technologies Corp. Series C 144A
6.625%, 3/1/17(b) ...........................          430           436,450

L-3 Communications Corp. 5.875%, 1/15/15 ....          550           538,313

L-3 Communications Corp. Series B
6.375%, 10/15/15 ............................        1,000         1,000,000
                                                              --------------
                                                                   3,509,663
                                                              --------------
APPAREL RETAIL--0.8%
Payless Shoesource, Inc. 8.25%, 8/1/13(h) ...        1,010         1,068,075

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust
Interests 0%, 12/24/07(e)(f)(j) .............        5,164             1,033

AUTOMOTIVE RETAIL--1.0%
Hertz Corp. 8.875%, 1/1/14 ..................        1,075         1,163,687
Hertz Corp. 10.50%, 1/1/16(h) ...............          185           211,825
                                                              --------------
                                                                   1,375,512
                                                              --------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------
BROADCASTING & CABLE TV--6.7%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25%, 9/15/10 .............................    $     750    $      802,500

Charter Communications Operating LLC/ Charter
Communications Operating Capital 144A
8.375%, 4/30/14(b)(h) .......................        1,250         1,317,188

EchoStar DBS Corp. 7%, 10/1/13 ..............          135           140,906
EchoStar DBS Corp. 7.125%, 2/1/16 ...........        2,405         2,516,231
Mediacom Broadband LLC 8.50%, 10/15/15(h) ...        1,380         1,442,100
PanAmSat Corp. 9%, 6/15/16 ..................          750           825,938

United Artists Theatre Circuit, Inc. Series 95-A
9.30%, 7/1/15(k) ............................          409           411,382

Univision Communications, Inc.
PIK Interest Capitalization 144A
9.75%, 3/15/15(b)(h) ........................        1,915         1,931,756
                                                              --------------
                                                                   9,388,001
                                                              --------------
BUILDING PRODUCTS--2.3%
Goodman Global Holdings, Inc. Series B
8.36%, 6/15/12(c) ...........................        1,975         2,004,625

Ply Gem Industries, Inc. 9%, 2/15/12(h) .....        1,380         1,252,350
                                                              --------------
                                                                   3,256,975
                                                              --------------
CASINOS & GAMING--5.5%
American Casino & Entertainment Properties LLC
7.85%, 2/1/12 ...............................          175           184,188



                       See Notes to Financial Statements

Phoenix High Yield Fund


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                   -------       -----------
CASINOS & GAMING--CONTINUED
American Real Estate Partners LP/American
Real Estate Finance Corp. 8.125%, 6/1/12 ....    $     665    $      681,625

American Real Estate Partners LP/American
Real Estate Finance Corp. 7.125%, 2/15/13 ...          705           697,950

Caesars Entertainment, Inc. 8.125%, 5/15/11(h)         650           692,250
MGM Mirage Inc. 7.625%, 1/15/17 .............        1,680         1,722,000
OED Corp./Diamond JO LLC 8.75%, 4/15/12 .....        1,050         1,050,000

Seminole Tribe of Florida 144A
5.798%, 10/1/13(b) ..........................          770           768,104

Seminole Tribe of Florida 144A
6.535%, 10/1/20(b) ..........................          750           738,543

Station Casinos, Inc. 6.625%, 3/15/18(h) ....        1,315         1,209,800
                                                              --------------
                                                                   7,744,460
                                                              --------------
CATALOG RETAIL--0.8%
Harry & David Holdings, Inc. 9%, 3/1/13 .....        1,055         1,107,750

COMMODITY CHEMICALS--0.5%
Lyondell Chemical Co. 8%, 9/15/14 ...........          160           168,400
Lyondell Chemical Co. 8.25%, 9/15/16 ........          515           553,625
                                                              --------------
                                                                     722,025
                                                              --------------
COMMUNICATIONS EQUIPMENT--1.2%
Dycom Industries, Inc. 8.125%, 10/15/15 .....        1,590         1,685,400

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Trinity Industries, Inc. 6.50%, 3/15/14 .....          250           250,000

CONSTRUCTION MATERIALS--1.5%
Momentive Performance Materials, Inc. 144A
9.75%, 12/1/14(b) ...........................        1,975         2,098,438

CONSUMER FINANCE--5.2%
Ford Motor Credit Co. LLC 7.375%, 2/1/11 ....          765           757,243
Ford Motor Credit Co. LLC 9.875%, 8/10/11 ...          360           383,683
Ford Motor Credit Co. LLC 7%, 10/1/13(h) ....        1,200         1,134,713
Ford Motor Credit Co. LLC 8%, 12/15/16 ......        1,565         1,533,050
GMAC LLC 5.625%, 5/15/09 ....................        1,000           986,413
GMAC LLC 7.25%, 3/2/11 ......................        1,000         1,017,541
GMAC LLC 6.75%, 12/1/14 .....................          750           740,695
GMAC LLC 8%, 11/1/31 ........................          675           724,501
                                                              --------------
                                                                   7,277,839
                                                              --------------
DEPARTMENT STORES--0.8%
Bon-Ton Dept Stores, Inc. (The)
10.25%, 3/15/14(h) ..........................        1,065         1,158,188



                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.2%
Clarke American Corp. 144A 9.50%, 5/15/15(b)   $     1,050    $    1,061,812

Clarke American Corp. 144A 10.105%,
5/15/15(b)(c) ...............................          875           877,187

FTI Consulting, Inc. 7.75%, 10/1/16 .........          565           592,544
Rental Services 8.85%, 1/2/17 ...............        1,500         1,526,250
West Corp. 144A 9.50%, 10/15/14(b) ..........          335           355,938
                                                              --------------
                                                                   4,413,731
                                                              --------------
DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold
(Indonesia) 8.375%, 4/1/17(d) ...............        1,945         2,132,206

ELECTRIC UTILITIES--2.5%
Reliant Energy, Inc. 9.50%, 7/15/13 .........          750           813,750
Reliant Energy, Inc. 6.75%, 12/15/14 ........        2,610         2,747,025
                                                              --------------
                                                                   3,560,775
                                                              --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
Belden CDT, Inc. 144A 7%, 3/15/17(b) ........          370           380,265

FERTILIZERS & AGRICULTURAL CHEMICALS--2.2%
Terra Capital, Inc. 144A 7%, 2/1/17(b) ......          755           743,675

Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/1/12(h) ...........................        2,195         2,359,625
                                                              --------------
                                                                   3,103,300
                                                              --------------
FOOD RETAIL--2.2%
Stater Bros. Holdings, Inc. 8.85%, 6/15/10(c)        1,280         1,300,800
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 .        1,580         1,635,300

Stater Brothers Holdings, Inc. 144A
7.75%, 4/15/15(b) ...........................          185           191,012
                                                              --------------
                                                                   3,127,112
                                                              --------------
GAS UTILITIES--0.6%
Ferrellgas Escrow LLC/Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 ..................          871           868,823

HEALTH CARE FACILITIES--1.3%
HCA, Inc. 144A 9.25%, 11/15/16(b) ...........        1,140         1,245,450

US Oncology Holdings, Inc.
PIK Interest Capitalization 144A
9.796%, 3/15/12(b) ..........................          545           554,537
                                                              --------------
                                                                   1,799,987
                                                              --------------
HEALTH CARE SERVICES--0.4%
Omnicare, Inc. 6.875%, 12/15/15 .............          584           584,730



                       See Notes to Financial Statements

Phoenix High Yield Fund


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
TXU Corp. Series P 5.55%, 11/15/14 ..........    $     205    $      184,961

INTEGRATED TELECOMMUNICATION SERVICES--5.4%
Hughes Network Systems LLC/Hughes Network
Systems Finance Corp. 9.50%, 4/15/14 ........        1,960         2,072,700

Qwest Communications International, Inc.
8.86%, 2/15/09(c) ...........................        1,000         1,015,000

Qwest Communications International, Inc.
Series B 7.50%, 2/15/14 .....................        1,500         1,556,250

Qwest Corp. 7.875%, 9/1/11 ..................          500           535,000
Qwest Corp. 8.875%, 3/15/12 .................        1,000         1,110,000

Telcordia Technologies, Inc. 144A
10%, 3/15/13(b) .............................        1,125         1,068,750

Windstream Corp. 144A 7%, 3/15/19(b) ........          165           166,650
                                                              --------------
                                                                   7,524,350
                                                              --------------
INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13 .....          450           471,938

LIFE & HEALTH INSURANCE--0.6%
UnumProvident Finance Co. plc 144A
6.85%, 11/15/15(b) ..........................          745           779,957

METAL & GLASS CONTAINERS--1.2%
AEP Industries, Inc. 7.875%, 3/15/13(h) .....          590           609,175

Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09 .............................          982         1,006,550
                                                              --------------
                                                                   1,615,725
                                                              --------------
MOVIES & ENTERTAINMENT--1.1%
WMG Holdings Corp. 0%, 12/15/14(c) ..........        2,055         1,572,075

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17(h) ................          145           152,886

OIL & GAS EQUIPMENT & SERVICES--1.9%
Complete Production Service, Inc. 144A
8%, 12/15/16(b) .............................          345           358,369

Gulfmark Offshore, Inc. 7.75%, 7/15/14 ......          656           674,040
Seitel, Inc. 144A 9.75%, 2/15/14(b) .........        1,540         1,574,650
                                                              --------------
                                                                   2,607,059
                                                              --------------
OIL & GAS EXPLORATION & PRODUCTION--2.5%
Chesapeake Energy Corp. 6.625%, 1/15/16 .....        2,635         2,687,700
Plains Exploration & Production Co. 7%, 3/15/17        815           820,094
                                                              --------------
                                                                   3,507,794
                                                              --------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------
OIL & GAS REFINING & MARKETING--2.1%
Giant Industries, Inc. 8%, 5/15/14(h) .......    $   2,820    $    2,961,000

OIL & GAS STORAGE & TRANSPORTATION--2.7%
Atlas Pipeline Partners LP 8.125%, 12/15/15 .          605           632,225
Holly Energy Partners LP 6.25%, 3/1/15 ......          925           892,625
SemGroup LP 144A 8.75%, 11/15/15(b) .........        2,205         2,287,687
                                                              --------------
                                                                   3,812,537
                                                              --------------
PACKAGED FOODS & MEATS--2.1%
Pilgrim's Pride Corp. 9.625%, 9/15/11 .......        1,395         1,461,262
Pilgrim's Pride Corp. 7.625%, 5/1/15(h) .....          445           452,788
Pilgrim's Pride Corp. 8.375%, 5/1/17(h) .....        1,015         1,032,762
                                                              --------------
                                                                   2,946,812
                                                              --------------
PAPER PRODUCTS--2.6%
Exopac Holding Corp. 11.25%, 2/1/14 .........        1,925         2,093,437
Verso Paper Holdings LLC & Verso Paper, Inc.
144A 11.375%, 8/1/16(b) .....................          740           795,500

Verso Paper Holdings LLC and Verso
Paper, Inc. 144A 9.106%, 8/1/14(b)(c) .......          755           781,425
                                                              --------------
                                                                   3,670,362
                                                              --------------
PRECIOUS METALS & MINERALS--1.0%
PNA Group, Inc. 144A 10.75%, 9/1/16(b) ......        1,290         1,425,450

PUBLISHING--3.0%
Idearc, Inc. 144A 8%, 11/15/16(b) ...........        1,690         1,770,275
Primedia, Inc. 8.875%, 5/15/11 ..............          420           433,650
Primedia, Inc. 8%, 5/15/13 ..................        1,055         1,102,475

Reader's Digest Association, Inc. (The)
144A 9%, 2/15/17(b) .........................          955           940,675
                                                              --------------
                                                                   4,247,075
                                                              --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.7%
Realogy Corp. 144A 7.50%, 10/15/16(b) .......        3,760         3,760,000

REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15 ............          500           519,053

SEMICONDUCTORS--1.5%

Freescale Semiconductor, Inc. 144A
8.875%, 12/15/14(b) .........................        1,335         1,343,344

Freescale Semiconductor, Inc. 144A
10.125%, 12/15/16(b)(h) .....................          755           766,325
                                                              --------------
                                                                   2,109,669
                                                              --------------


                       See Notes to Financial Statements

Phoenix High Yield Fund

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------
SPECIALIZED CONSUMER SERVICES--0.7%
Vertrue, Inc. 9.25%, 4/1/14 .................    $     955    $    1,045,725

SPECIALIZED FINANCE--0.3%
PNA Intermediate Holding 144A
12.36%, 2/15/13(b)(c) .......................          405           419,175

SPECIALIZED REITS--2.1%
Felcor Lodging LP 144A 7.275%, 12/1/11(b)(c)           900           913,500

Ventas Realty LP/Ventas Capital Corp.
9%, 5/1/12 ..................................          460           518,650

Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/1/17(h) ............................        1,400         1,442,000
                                                              --------------
                                                                   2,874,150
                                                              --------------
STEEL--1.5%
Gibraltar Industries, Inc. Series B 8%, 12/1/15      2,045         2,070,562

TOBACCO--1.7%
Reynolds American, Inc. 7.75%, 6/1/18 .......          100           111,508
Reynolds American, Inc. 6.50%, 7/15/10 ......          415           429,352
Reynolds American, Inc. 7.30%, 7/15/15 ......          700           750,933
Reynolds American, Inc. 7.625%, 6/1/16(h) ...          985         1,082,604
                                                              --------------
                                                                   2,374,397
                                                              --------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
H&E Equipment Services, Inc. 8.375%, 7/15/16           750           817,500

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc. 144A 7.75%, 5/15/16(b) ........        2,215         2,270,375
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $115,241,939)                                   118,627,350
--------------------------------------------------------------------------------


FOREIGN CORPORATE BONDS(d)--11.1%

BERMUDA--1.7%
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 .............................        2,250         2,415,937

CANADA--3.5%
Cascades, Inc. 7.25%, 2/15/13 ...............        1,900         1,938,000
CHC Helicopter Corp. 7.375%, 5/1/14 .........        2,000         1,965,000

Jean Coutu Group (PJC), Inc. (The)
7.625%, 8/1/12 ..............................          915           975,919
                                                              --------------
                                                                   4,878,919
                                                              --------------
FRANCE--0.1%
Compagnie Generale de Geophysique-Veritas
7.75%, 5/15/17 ..............................          175           185,938


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------
LUXEMBOURG--0.3%
Basell AF SCA 144A 8.375%, 8/15/15(b) .......    $     365    $      381,425

NETHERLANDS--1.0%
NXP BV/NXP Funding LLC 144A
7.875%, 10/15/14(b) .........................          730           762,850

NXP BV/NXP Funding LLC 144A
9.50%, 10/15/15(b) ..........................          650           685,750
                                                              --------------
                                                                   1,448,600
                                                              --------------
POLAND--0.1%
Poland Telecom Finance BV Series B
14%, 12/1/07(e)(f)(j) .......................        4,942            61,770

SINGAPORE--0.8%
Avago Technologies Finance Pier/Avago
Technologies US/Avago Technologies Wireless
10.125%, 12/1/13 ............................        1,005         1,102,987

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A 7%, 5/1/17(b) ...          195           197,681

UNITED KINGDOM--2.0%
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b)      1,575         1,531,688
NTL Cable plc 9.125%, 8/15/16 ...............        1,213         1,300,406
                                                              --------------
                                                                   2,832,094
                                                              --------------

UNITED STATES--1.5%
Stratos Global Corp. 9.875%, 2/15/13(h) .....        1,921         2,089,088
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $19,963,616)                                     15,594,439
--------------------------------------------------------------------------------

                                                  SHARES
                                                 ---------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(f)(j) ....................           76                 0
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                 0
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $135,563,436)                                   134,221,789
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--14.5%

MONEY MARKET MUTUAL FUNDS--10.4%
State Street Navigator Prime Plus
(5.305% seven day effective yield)(g) .......   14,609,890        14,609,890



                       See Notes to Financial Statements

Phoenix High Yield Fund

                                                     PAR
                                                    VALUE
                                                    (000)         VALUE
                                                    -------    -----------
FEDERAL AGENCY SECURITIES(i)--4.1%
FHLMC 5.06%, 5/1/07 .........................    $     700    $      700,000
FHLMC 5.15%, 5/29/07 ........................        5,000         4,980,090
                                                              --------------
                                                                   5,680,090
                                                              --------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $20,289,864)                                     20,289,980
----------------------------------------------------------------------------

TOTAL INVESTMENTS--110.2%
(IDENTIFIED COST $155,853,300)                                   154,511,769(a)
Other assets and liabilities, net--(10.2)%                       (14,339,266)
                                                              --------------
NET ASSETS--100.0%                                            $  140,172,503
                                                              ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,092,185 and gross depreciation of $5,754,050 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $156,173,634.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $37,681,855 or 26.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(e)  Security in default.
(f)  Non-income producing.
(g) Represents security purchased with cash collateral received for securities on loan.
(h)  All or a portion of security is on loan.
(i)  The rate shown is the discount rate.
(j) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2007, these securities amounted to a value of $62,803 or 0.1% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(k) Illiquid security. At April 30, 2007, this security amounted to a value of $411,382 or 0.3% of net assets.




                       See Notes to Financial Statements

Phoenix High Yield Fund



                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)


ASSETS
Investment securities at value,
   including $14,312,583 of securities on loan
   (Identified cost $155,853,300)                         $  154,511,769
Cash                                                              55,364
Receivables
   Interest                                                    2,632,478
   Investment securities sold                                    835,789
   Fund shares sold                                               21,780
Trustee retainer                                                     610
Prepaid expenses                                                  25,173
Other assets                                                      27,508
                                                          --------------
     Total assets                                            158,110,471
                                                          --------------
LIABILITIES
Payables
   Investment securities purchased                             2,904,403
   Fund shares repurchased                                       186,320
   Upon return of securities loaned                           14,609,890
   Investment advisory fee                                        74,673
   Transfer agent fee                                             49,432
   Distribution and service fees                                  32,308
   Trustee deferred compensation plan                             27,508
   Administration fee                                              9,676
   Other accrued expenses                                         43,758
                                                          --------------
     Total liabilities                                        17,937,968
                                                          --------------
NET ASSETS                                                $  140,172,503
                                                          ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest          $  364,449,539
Distributions in excess of net investment income                (304,104)
Accumulated net realized loss                               (222,631,383)
Net unrealized depreciation                                   (1,341,549)
                                                          --------------
NET ASSETS                                                $  140,172,503
                                                          ==============
CLASS A
Net asset value per share (net assets/shares outstanding)          $5.05
Maximum offering price per share $5.05/(1-4.75%)                   $5.30
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                    26,653,658
Net Assets                                                $  134,517,907
CLASS B
Net asset value and offering price per share                       $4.97
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       713,938
Net Assets                                                $    3,549,282
CLASS C
Net asset value and offering price per share                       $5.00
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       421,216
Net Assets                                                $    2,105,314




                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                  $    5,517,758
Security lending                                                  11,605
                                                          --------------
     Total investment income                                   5,529,363
                                                          --------------
EXPENSES
Investment advisory fee                                          452,835
Service fees, Class A                                            166,856
Distribution and service fees, Class B                            20,349
Distribution and service fees, Class C                             8,896
Administration fee                                                57,857
Transfer agent                                                   172,420
Printing                                                          45,301
Professional                                                      23,817
Registration                                                      17,161
Custodian                                                         11,196
Trustees                                                           5,746
Miscellaneous                                                     10,921
                                                          --------------
     Total expenses                                              993,355
Custodian fees paid indirectly                                    (2,547)
                                                          --------------
     Net expenses                                                990,808
                                                          --------------
NET INVESTMENT INCOME (LOSS)                                   4,538,555
                                                          --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                        2,214,212
Net change in unrealized appreciation (depreciation)
   on investments                                              1,779,507
                                                          --------------
NET GAIN (LOSS) ON INVESTMENTS                                 3,993,719
                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $    8,532,274
                                                          ==============


                        See Notes to Financial Statements

Phoenix High Yield Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months
                                                                                              Ended
                                                                                           April 30, 2007          Year Ended
                                                                                            (Unaudited)         October 31, 2006
                                                                                           --------------       -----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  4,538,555          $  9,134,582
   Net realized gain (loss)                                                                     2,214,212               664,393
   Net change in unrealized appreciation (depreciation)                                         1,779,507             1,043,181
                                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  8,532,274            10,842,156
                                                                                             ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (4,616,244)           (9,233,972)
   Net investment income, Class B                                                                (127,499)             (333,717)
   Net investment income, Class C                                                                 (55,885)              (83,629)
                                                                                             ------------          ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (4,799,628)           (9,651,318)
                                                                                             ------------          ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (1,469,348 and 2,756,455 shares, respectively)                 7,313,963            13,447,314
   Net asset value of shares issued from reinvestment of distributions
     (594,440 and 1,201,891 shares, respectively)                                               2,964,412             5,866,263
   Cost of shares repurchased (2,351,581 and 6,554,649 shares, respectively)                  (11,746,865)          (32,086,835)
                                                                                             ------------          ------------
Total                                                                                          (1,468,490)           (12,773,258)
                                                                                             ------------          ------------
CLASS B
   Proceeds from sales of shares (7,218 and 210,981 shares, respectively)                          35,532             1,013,853
   Net asset value of shares issued from reinvestment of distributions
     (13,359 and 32,524 shares, respectively)                                                      65,642               156,689
   Cost of shares repurchased (255,217 and 914,189 shares, respectively)                       (1,254,186)           (4,422,149)
                                                                                             ------------          ------------
Total                                                                                          (1,153,012)           (3,251,607)
                                                                                             ------------          ------------
CLASS C
   Proceeds from sales of shares (179,651 and 124,665 shares, respectively)                       889,247               604,072
   Net asset value of shares issued from reinvestment of distributions
     (5,611 and 10,332 shares, respectively)                                                       27,745                49,973
   Cost of shares repurchased (89,644 and 173,042 shares, respectively)                          (444,155)             (840,736)
                                                                                             ------------          ------------
Total                                                                                             472,837              (186,691)
                                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (2,148,665)          (16,211,556)
                                                                                             ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        1,583,981           (15,020,718)

NET ASSETS
   Beginning of period                                                                        138,588,522           153,609,240
                                                                                             ------------          ------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
     $(304,104) AND $(43,031), RESPECTIVELY)                                                 $140,172,503          $138,588,522
                                                                                             ============          ============

                        See Notes to Financial Statements

Phoenix High Yield Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                      ------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                           YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2007   ----------------------------------------------------------------
                                           (UNAUDITED)       2006         2005          2004         2003(5)    2002(4)(5)
Net asset value, beginning of period           $ 4.91       $ 4.88       $ 5.11        $ 5.02        $ 4.51       $ 5.19
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               0.16         0.31         0.31          0.33          0.35         0.45
   Net realized and unrealized gain (loss)       0.15         0.05        (0.19)         0.11          0.54        (0.65)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.31         0.36         0.12          0.44          0.89        (0.20)
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.17)       (0.33)       (0.35)        (0.35)        (0.38)       (0.45)
   Tax return of capital                           --           --           --            --            --        (0.03)
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (0.17)       (0.33)       (0.35)        (0.35)        (0.38)       (0.48)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        0.14         0.03        (0.23)         0.09          0.51        (0.68)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 5.05       $ 4.91       $ 4.88        $ 5.11        $ 5.02       $ 4.51
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  6.45%(8)     7.52%        2.37%         8.85%        20.54%       (4.33)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $134,518     $132,408     $144,060      $174,527      $192,428     $183,028
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.39%(7)     1.37%        1.36%         1.32%         1.32%        1.33 %(3)
   Net investment income (loss)                  6.55%(7)     6.25%        6.23%         6.57%         7.17%        9.06 %
Portfolio turnover                                 40%(8)      161%          59%           99%          176%         114 %


                                                                             CLASS B
                                     --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                              ENDED                           YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2007     ---------------------------------------------------------------
                                           (UNAUDITED)       2006         2005          2004        2003(6)    2002(4)(6)
Net asset value, beginning of period           $ 4.84       $ 4.81       $ 5.05        $ 4.96        $ 4.47       $ 5.14
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               0.14         0.26         0.27          0.29          0.31         0.41
   Net realized and unrealized gain (loss)       0.14         0.06        (0.20)         0.11          0.52        (0.64)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.28         0.32         0.07          0.40          0.83        (0.23)
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.15)       (0.29)       (0.31)        (0.31)        (0.34)       (0.41)
   Tax return of capital                           --           --           --            --            --        (0.03)
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (0.15)       (0.29)       (0.31)        (0.31)        (0.34)       (0.44)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        0.13         0.03        (0.24)         0.09          0.49        (0.67)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 4.97       $ 4.84       $ 4.81        $ 5.05        $ 4.96       $ 4.47
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  5.95%(8)     6.83%        1.46%         8.18%        19.39%       (4.88)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $3,549       $4,595       $7,791       $14,574       $22,499      $22,074
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.14%(7)     2.12%        2.11%         2.07%         2.07%        2.08 %(3)
   Net investment income (loss)                  5.73%(7)     5.46%        5.47%         5.90%         6.43%        8.32 %
Portfolio turnover                                 40%(8)      161%          59%           99%          176%         114 %




(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) For the period ended October 31, 2002, the ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to 8.56% for Class A and B, respectively, decrease the net investment income (loss) per share from $0.47 to $0.46 for Class A, and increase the net realized and unrealized gain (loss) per share from $(0.67) to $(0.66) for Class A. There was no effect on net investment income (loss) per share for Class B.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01 and $0.01 for the periods ending October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.30% and 0.24% for the periods ending October 31, 2003 and 2002, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01 and $0.02 for the periods ending October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.30% and 0.24% for the periods ending October 31, 2003 and 2002, respectively.
(7)  Annualized.
(8)  Not annualized.


                        See Notes to Financial Statements

Phoenix High Yield Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS C
                                     --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                           YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2007     ---------------------------------------------------------------
                                           (UNAUDITED)       2006         2005          2004        2003(6)    2002(4)(5)
Net asset value, beginning of period           $ 4.87       $ 4.84       $ 5.07        $ 4.99        $ 4.49       $ 5.16
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               0.14         0.27         0.27          0.29          0.31         0.41
   Net realized and unrealized gain (loss)       0.14         0.05        (0.19)         0.10          0.53        (0.64)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.28         0.32         0.08          0.39          0.84        (0.23)
                                               ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.15)       (0.29)       (0.31)        (0.31)        (0.34)       (0.41)
   Tax return of capital                           --           --           --            --            --        (0.03)
                                               ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        (0.15)       (0.29)       (0.31)        (0.31)        (0.34)       (0.44)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        0.13         0.03        (0.23)         0.08          0.50        (0.67)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 5.00       $ 4.87       $ 4.84        $ 5.07        $ 4.99       $ 4.49
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  5.91%(7)     6.80%       1.66%          8.14%        19.30%       (4.88)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $2,105       $1,585       $1,758        $1,990        $2,877       $1,921

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.14%(6)     2.12%        2.11%         2.07%         2.07%        2.08 %(3)
   Net investment income                         5.89%(6)     5.48%        5.48%         5.87%         6.43%        8.28 %
Portfolio turnover                                 40%(7)      161%          59%           99%          176%         114 %



(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) For the periods ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income
     (loss) per share from $0.43 to $0.42, and increase net realized and unrealized gain (loss) per share from $(0.66) to $(0.65).
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.30% and 0.24% for the periods ended October 31, 2003 and 2002, respectively.
(6)  Annualized.
(7)  Not annualized.



                       See Notes to Financial Statements

PHOENIX MID-CAP GROWTH FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/07
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                             17%
Industrials                                        15
Consumer Discretionary                             14
Health Care                                         8
Energy                                              7
Financials                                          5
Materials                                           4
Other (includes short-term investments)            30



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)


                                                    SHARES         VALUE
                                                    -------     ------------
DOMESTIC COMMON STOCKS--92.5%

AIRLINES--2.2%
AMR Corp.(b)(d) .............................       50,600    $    1,320,154
Continental Airlines, Inc. Class B(b)(d) ....       41,600         1,520,896
                                                              --------------
                                                                   2,841,050
                                                              --------------
APPAREL RETAIL--1.8%
AnnTaylor Stores Corp.(b)(d) ................       59,400         2,285,712

APPLICATION SOFTWARE--1.3%
BEA Systems, Inc.(b) ........................       71,600           844,164
Intuit, Inc.(b)(d) ..........................       28,800           819,360
                                                              --------------
                                                                   1,663,524
                                                              --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Affiliated Managers Group, Inc.(b)(d) .......        7,000           823,410

AUTO PARTS & EQUIPMENT--1.0%
TRW Automotive Holdings Corp.(b) ............       35,500         1,315,630

BROADCASTING & CABLE TV--5.3%
EchoStar Communications Corp. Class A(b)(d) .       61,700         2,870,901
Liberty Global, Inc. Class A(b)(d) ..........      113,600         4,077,104
                                                              --------------
                                                                   6,948,005
                                                              --------------
COAL & CONSUMABLE FUELS--1.4%
Foundation Coal Holdings, Inc.(d) ...........       45,000         1,772,550

COMMUNICATIONS EQUIPMENT--2.4%
Avaya, Inc.(b)(d) ...........................      243,400         3,144,728

COMPUTER STORAGE & PERIPHERALS--0.5%
Lexmark International, Inc. Class A(b)(d) ...       11,400           621,300



                                                    SHARES         VALUE
                                                    -------     ------------
CONSTRUCTION & ENGINEERING--2.3%
Granite Construction, Inc.(d) ...............       48,600    $    2,927,664

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
AGCO Corp.(b)(d) ............................       19,500           813,735

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
Electronic Data Systems Corp. ...............      116,100         3,394,764

DEPARTMENT STORES--4.7%
Nordstrom, Inc.(d) ..........................       61,620         3,384,170
Penney (J.C.) Co., Inc.(d) ..................       33,700         2,665,333
                                                              --------------
                                                                   6,049,503
                                                              --------------
DIVERSIFIED CHEMICALS--1.0%
FMC Corp. ...................................       16,900         1,300,117

DIVERSIFIED METALS & MINING--1.9%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c)(d) ...........................       37,700         2,531,932

DIVERSIFIED REITS--1.6%
Colonial Properties Trust ...................       41,500         2,058,815

ELECTRIC UTILITIES--1.5%
Allegheny Energy, Inc.(b) ...................       35,900         1,919,214

ELECTRICAL COMPONENTS & EQUIPMENT--3.0%
Cooper Industries Ltd. Class A(d) ...........       60,200         2,995,552
Thomas & Betts Corp.(b)(d) ..................       17,500           953,400
                                                              --------------
                                                                   3,948,952
                                                              --------------


                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund


                                                    SHARES         VALUE
                                                    -------     ------------

ENVIRONMENTAL & FACILITIES SERVICES--3.1%
Covanta Holding Corp.(b)(d) .................       50,200    $    1,231,908
Republic Services, Inc. .....................       99,600         2,781,828
                                                              --------------
                                                                   4,013,736
                                                              --------------
FOOD RETAIL--3.4%
Kroger Co. (The)(d) .........................      148,400         4,379,284

HEALTH CARE EQUIPMENT--3.5%
Dade Behring Holdings, Inc.(d) ..............       70,800         3,476,988
Mentor Corp.(d) .............................       26,700         1,038,897
                                                              --------------
                                                                   4,515,885
                                                              --------------
HEALTH CARE FACILITIES--1.4%
Universal Health Services, Inc. Class B(d) ..       29,500         1,791,240

HOTELS, RESORTS & CRUISE LINES--0.5%
Starwood Hotels & Resorts Worldwide, Inc.(d)         9,300           623,286

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.1%
AES Corp. (The)(b) ..........................      183,000         4,024,170

INDUSTRIAL CONGLOMERATES--2.8%
Teleflex, Inc.(d) ...........................       51,400         3,692,062

INDUSTRIAL MACHINERY--3.2%
Dover Corp. .................................       61,300         2,949,756
Parker Hannifin Corp.(d) ....................       12,500         1,151,750
                                                              --------------
                                                                   4,101,506
                                                              --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
Citizens Communications Co.(d) ..............      101,400         1,578,798

INTERNET SOFTWARE & SERVICES--2.7%
VeriSign, Inc.(b)(d) ........................      126,700         3,465,245

IT CONSULTING & OTHER SERVICES--1.7%
Acxiom Corp.(d) .............................       96,500         2,180,900

LIFE & HEALTH INSURANCE--1.0%
Nationwide Financial Services, Inc. Class A(d)      23,600         1,348,268

LIFE SCIENCES TOOLS & SERVICES--0.4%
Applera Corp. - Applied Biosystems Group ....       18,800           587,312

MANAGED HEALTH CARE--2.3%
Coventry Health Care, Inc.(b)(d) ............       51,000         2,949,330

METAL & GLASS CONTAINERS--0.5%
Crown Holdings, Inc.(b) .....................       26,800           647,756

MOVIES & ENTERTAINMENT--0.3%
Warner Music Group Corp.(d) .................       26,700           459,240

MULTI-LINE INSURANCE--0.7%
Assurant, Inc.(d) ...........................       16,800           966,504



                                                    SHARES         VALUE
                                                    -------     ------------
OFFICE ELECTRONICS--1.1%
Xerox Corp.(b) ..............................       77,300    $    1,430,050

OFFICE SERVICES & SUPPLIES--1.4%
Avery Dennison Corp.(d) .....................       29,400         1,828,680

OIL & GAS DRILLING--2.4%
Unit Corp.(b)(d) ............................       55,400         3,166,110

OIL & GAS EQUIPMENT & SERVICES--1.1%
SEACOR Holdings, Inc.(b)(d) .................       14,400         1,372,032

OIL & GAS EXPLORATION & PRODUCTION--3.8%
Noble Energy, Inc.(d) .......................       67,300         3,957,913
Plains Exploration & Production Co.(b) ......       19,900           935,101
                                                              --------------
                                                                   4,893,014
                                                              --------------
OIL & GAS REFINING & MARKETING--0.5%
Holly Corp.(d) ..............................       10,400           661,440

PHARMACEUTICALS--2.2%
Endo Pharmaceuticals Holdings, Inc.(b)(d) ...       92,600         2,865,044

PROPERTY & CASUALTY INSURANCE--1.8%
Alleghany Corp.(b) ..........................        1,800           644,040
AMBAC Financial Group, Inc.(d) ..............       17,800         1,634,040
                                                              --------------
                                                                   2,278,080
                                                              --------------
RESTAURANTS--2.1%
Brinker International, Inc.(d) ..............       87,850         2,732,135

SEMICONDUCTORS--3.8%
Amkor Technology, Inc.(b) ...................       45,200           632,348
Intersil Corp. Class A(d) ...................       26,800           798,372
National Semiconductor Corp.(d) .............      131,500         3,458,450
                                                              --------------
                                                                   4,889,170
                                                              --------------
SPECIALTY CHEMICALS--0.5%
Albemarle Corp. .............................       15,600           662,220

SPECIALTY STORES--1.8%
Office Depot, Inc.(b)(d) ....................       71,600         2,407,192

STEEL--1.3%
Nucor Corp. .................................       26,400         1,675,344

TRUCKING--0.4%
Swift Transportation Co., Inc.(b)(d) ........       16,300           509,864

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Telephone and Data Systems, Inc.(d) .........       18,800         1,070,660
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $104,610,467)                                   120,126,162
--------------------------------------------------------------------------------



                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund




                                                    SHARES         VALUE
                                                    -------     ------------
FOREIGN COMMON STOCKS(c)--5.7%

IT CONSULTING & OTHER SERVICES--2.6%
Accenture Ltd. Class A (United States)(d) ...       84,200    $    3,292,220

PHARMACEUTICALS--0.8%
Shire Pharmaceuticals Group plc ADR
(United Kingdom)(d) .........................       14,800         1,034,372

SEMICONDUCTORS--2.3%
Infineon Technologies AG Sponsored ADR
(Germany)(b)(d) .............................      194,300         3,017,479
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,987,782)                                       7,344,071
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $110,598,249)                                   127,470,233
-------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--25.5%

MONEY MARKET MUTUAL FUNDS--24.8%
State Street Navigator Prime Plus
(5.305% seven day effective yield)(e) .......   32,114,673        32,114,673


                                                    PAR
                                                   VALUE
                                                   (000)
                                                 ---------


COMMERCIAL PAPER(f)--0.7%
CAFCO LLC 5.30%, 5/1/07 .....................    $     935           935,000
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $33,049,673)                                     33,049,673
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--123.7%
(IDENTIFIED COST $143,647,922)                                   160,519,906(a)
Other assets and liabilities, net--(23.7)%                       (30,704,080)
                                                              --------------
NET ASSETS--100.0%                                            $  129,815,826
                                                              ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,444,416 and gross depreciation of $2,257,271 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $144,332,761.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)  The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)


ASSETS
Investment securities at value,
   including $31,399,952 of securities on loan
   (Identified cost $143,647,922)                         $  160,519,906
Cash                                                                 627
Receivables
   Investment securities sold                                 11,137,235
   Dividends                                                      31,085
   Fund shares sold                                               20,317
Trustee retainer                                                     594
Prepaid expenses                                                  22,661
Other assets                                                      27,863
                                                          --------------
     Total assets                                            171,760,288
                                                          --------------
LIABILITIES
Payables
   Investment securities purchased                             9,374,031
   Fund shares repurchased                                       211,506
   Upon return of securities loaned                           32,114,673
   Investment advisory fee                                        89,478
   Transfer agent fee                                             47,614
   Distribution and service fees                                  32,622
   Trustee deferred compensation plan                             27,863
   Administration fee                                              8,825
   Other accrued expenses                                         37,850
                                                          --------------
     Total liabilities                                        41,944,462
                                                          --------------
NET ASSETS                                                $  129,815,826
                                                          ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest          $  171,832,913
Accumulated net investment loss                                 (467,034)
Accumulated net realized loss                                (58,422,037)
Net unrealized appreciation                                   16,871,984
                                                          --------------
NET ASSETS                                                $  129,815,826
                                                          ==============
CLASS A
Net asset value per share (net assets/shares outstanding)         $17.73
Maximum offering price per share $17.73/(1-5.75%)                 $18.81
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                     6,782,980
Net Assets                                                $  120,260,175
CLASS B
Net asset value and offering price per share                      $15.81
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       571,547
Net Assets                                                $    9,035,038
CLASS C
Net asset value and offering price per share                      $15.79
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                        32,971
Net Assets                                                $      520,613



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                 $      560,980
Interest                                                          47,112
Security lending                                                  13,912
                                                          --------------
     Total investment income                                     622,004
                                                          --------------
EXPENSES
Investment advisory fee                                          552,471
Service fees, Class A                                            152,397
Distribution and service fees, Class B                            47,380
Distribution and service fees, Class C                             2,631
Administration fee                                                54,628
Transfer agent                                                   174,031
Printing                                                          44,496
Professional                                                      19,606
Registration                                                      17,584
Custodian                                                          7,655
Trustees                                                           5,548
Miscellaneous                                                     10,762
                                                          --------------
     Total expenses                                            1,089,189
Custodian fees paid indirectly                                      (151)
                                                          --------------
     Net expenses                                              1,089,038
                                                          --------------
NET INVESTMENT INCOME (LOSS)                                    (467,034)
                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                        2,780,132
Net change in unrealized appreciation (depreciation)
   on investments                                              8,474,490
                                                          --------------
NET GAIN (LOSS) ON INVESTMENTS                                11,254,622
                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $   10,787,588
                                                          ==============


                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                            April 30, 2007          Year Ended
                                                                                             (Unaudited)         October 31, 2006
                                                                                           ---------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  (467,034)         $   (853,335)
   Net realized gain (loss)                                                                     2,780,132            27,730,188
   Net change in unrealized appreciation (depreciation)                                         8,474,490           (17,674,814)
                                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 10,787,588             9,202,039
                                                                                             ------------          ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (170,553 and 412,890 shares, respectively)                     2,906,865             6,816,848
   Cost of shares repurchased (1,175,140 and 1,877,103 shares, respectively)                  (19,817,125)          (30,747,652)
                                                                                             ------------          ------------
Total                                                                                         (16,910,260)          (23,930,804)
                                                                                             ------------          ------------
CLASS B
   Proceeds from sales of shares (31,611 and 99,289 shares, respectively)                         478,547             1,437,876
   Cost of shares repurchased (151,344 and 326,804 shares, respectively)                       (2,282,835)           (4,855,256)
                                                                                             ------------          ------------
Total                                                                                          (1,804,288)           (3,417,380)
                                                                                             ------------          ------------
CLASS C
   Proceeds from sales of shares (7,989 and 15,569 shares, respectively)                          120,866               230,587
   Cost of shares repurchased (11,316 and 9,399 shares, respectively)                            (169,281)             (138,490)
                                                                                             ------------          ------------
Total                                                                                             (48,415)               92,097
                                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (18,762,963)          (27,256,087)
                                                                                             ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (7,975,375)          (18,054,048)

NET ASSETS
   Beginning of period                                                                        137,791,201           155,845,249
                                                                                             ------------          ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(467,034) AND $0, RESPECTIVELY)                               $129,815,826          $137,791,201
                                                                                             ============          ============


                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)





                                                                               CLASS A
                                    ------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                              YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2007   --------------------------------------------------------------------
                                           (UNAUDITED)       2006         2005          2004          2003        2002(3)
Net asset value, beginning of period           $16.33       $15.42       $13.40        $13.97        $ 9.94       $12.66
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.05)       (0.08)       (0.16)        (0.17)        (0.14)       (0.15)
   Net realized and unrealized gain (loss)       1.45         0.99         2.18         (0.40)         4.17        (2.57)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            1.40         0.91         2.02         (0.57)         4.03        (2.72)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        1.40         0.91         2.02         (0.57)         4.03        (2.72)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $17.73       $16.33       $15.42        $13.40        $13.97       $ 9.94
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  8.57 %(5)    5.90 %      15.07%        (4.08)%       40.54 %     (21.49)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $120,260     $127,160     $142,651      $166,244      $198,602     $159,767

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.59 %(4)    1.52 %       1.53%         1.50 %        1.56 %       1.51 %
   Net investment income (loss)                 (0.65)%(4)   (0.50)%      (1.06)%       (1.22)%       (1.24)%      (1.22)%
Portfolio turnover                                 23 %(5)     124 %         46%          181 %         175 %        172 %


                                                                               CLASS B
                                    ------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2007   --------------------------------------------------------------------
                                           (UNAUDITED)       2006         2005          2004          2003        2002(3)
Net asset value, beginning of period           $14.61       $13.91       $12.18        $12.78        $ 9.16       $11.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.10)       (0.18)       (0.25)        (0.25)        (0.20)       (0.23)
   Net realized and unrealized gain (loss)       1.30         0.88         1.98         (0.35)         3.82        (2.36)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            1.20         0.70         1.73         (0.60)         3.62        (2.59)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        1.20         0.70         1.73         (0.60)         3.62        (2.59)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $15.81       $14.61       $13.91        $12.18        $12.78       $ 9.16
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  8.21 %(5)    5.03 %      14.20%        (4.69)%       39.52 %     (22.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $9,035      $10,102      $12,776       $15,549       $20,497      $18,470

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.34 %(4)    2.27 %       2.28%         2.24 %        2.31 %       2.26 %
   Net investment income (loss)                 (1.40)%(4)   (1.24)%      (1.81)%       (1.97)%       (1.99)%      (1.98)%
Portfolio turnover                                 23 %(5)     124 %         46%          181 %         175 %        172 %


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from (1.97)% to (1.98)% for Class B. There was no effect on the ratio of net investment income for Class A and on net investment income (loss) per share and net realized and unrealized gain
     (loss) per share for Class A or B.
(4)  Annualized.
(5)  Not annualized.


                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS C
                                    ------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                            YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2007   --------------------------------------------------------------------
                                           (UNAUDITED)       2006         2005          2004          2003        2002(3)
Net asset value, beginning of period           $14.60       $13.89       $12.16        $12.77        $ 9.16       $11.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.10)       (0.19)       (0.25)        (0.24)        (0.21)       (0.22)
   Net realized and unrealized gain (loss)       1.29         0.90         1.98         (0.37)         3.82        (2.37)
                                               ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            1.19         0.71         1.73         (0.61)         3.61        (2.59)
                                               ------       ------       ------        ------        ------       ------
Change in net asset value                        1.19         0.71         1.73         (0.61)         3.61        (2.59)
                                               ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $15.79       $14.60       $13.89        $12.16        $12.77       $ 9.16
                                               ======       ======       ======        ======        ======       ======
Total return(1)                                  8.15 %(5)    5.11 %      14.23 %       (4.78)%       39.41 %     (22.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $521         $530         $418          $350          $508         $323

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.35 %(4)    2.27 %       2.28%         2.24 %        2.30 %       2.27 %
   Net investment income (loss)                 (1.40)%(4)   (1.29)%      (1.81)%       (1.97)%       (1.99)%      (1.98)%
Portfolio turnover                                 23 %(5)     124 %         46 %         181 %         175 %        172 %


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no effect on net investment income (loss) per share, net realized and unrealized gain (loss) per share or the ratio of net investment income to average net assets for Class C.
(4)  Annualized.
(5)  Not annualized.


                        See Notes to Financial Statements

PHOENIX MONEY MARKET FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Commercial Paper                66%
Medium Term Notes               21
Federal Agency Sceurities       13


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)


 FACE
 VALUE                                   INTEREST    MATURITY
 (000)           DESCRIPTION               RATE        DATE        VALUE
-------     ------------------          ----------  ----------  ------------
FEDERAL AGENCY SECURITIES(d)--10.9%
$  350  FFCB ...........................   3.65%      8/10/07     $  348,434
 2,000  FHLB(c) ........................   5.15       6/14/07      2,000,000
 1,500  FHLB(c) ........................   5.16       7/30/07      1,499,698
 2,000  FHLB ...........................   5.25       10/3/07      1,999,771
 2,000  FHLB ...........................   5.27      11/21/07      1,999,439
 2,000  FHLB ...........................   5.38        5/5/08      2,000,000
----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                    9,847,342
----------------------------------------------------------------------------

                                                       RESET
                                                       DATE
                                                     --------
FEDERAL AGENCY SECURITIES - VARIABLE(c)--2.5%
    28  SBA (Final Maturity 1/25/21) ...   5.75        5/1/07         27,780
   461  SBA (Final Maturity 10/25/22) ..   5.75        7/1/07        460,714
   436  SBA (Final Maturity 11/25/21) ..   5.88        7/1/07        436,221
   201  SBA (Final Maturity 2/25/23) ...   5.75        7/1/07        201,431
   260  SBA (Final Maturity 2/25/23) ...   5.75        7/1/07        260,119
   294  SBA (Final Maturity 3/25/24) ...   5.63        5/1/07        267,104
   119  SBA (Final Maturity 5/25/21) ...   5.75        7/1/07        118,612
   473  SBA (Final Maturity 9/25/23) ...   5.63        7/1/07        473,008
----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE                         2,244,989
----------------------------------------------------------------------------

                                         DISCOUNT    MATURITY
                                           RATE        DATE
                                        ----------  ----------
COMMERCIAL PAPER(f)--65.5%
 2,000  Abbott Laboratories ............   5.25%       5/1/07      2,000,000
 3,030  ABN-AMRO N.A. Finance, Inc. ....   5.20       5/29/07      3,017,745


 FACE
 VALUE                                   DISCOUNT    MATURITY
 (000)           DESCRIPTION               RATE        DATE        VALUE
-------     ------------------          ----------  ----------  ------------
$2,010  Alpine Securitization Corp. ....   5.26%       5/7/07     $2,008,238
 1,000  Archer Daniels Midland Co. .....   5.25        5/8/07        998,979
 2,000  AT&T, Inc. .....................   5.24       5/17/07      1,995,342
   480  Atlantic Industries, Inc. ......   5.23        6/7/07        477,420
 1,200  Bank of America Corp. ..........   5.23        5/3/07      1,199,651
 2,020  Chariot Funding LLC ............   5.26       5/16/07      2,015,573
 1,815  Chariot Funding LLC ............   5.26       5/22/07      1,809,431
   600  Chariot Funding LLC ............   5.21        6/5/07        596,961
 1,690  Ciesco LLC .....................   5.25       5/31/07      1,682,606
 2,200  CIT Group, Inc. ................   5.26       5/21/07      2,193,571
 1,500  CIT Group, Inc. ................   5.19       7/16/07      1,483,565
   740  CIT Group, Inc. ................   5.22       9/28/07        723,905
 1,100  Danske Corp. ...................   5.19       8/13/07      1,083,507
 2,655  Eaton Corp. ....................   5.24       5/23/07      2,646,498
 1,865  Emerson Electric Co. ...........   5.25       5/16/07      1,860,920
   950  General Electric Capital Corp. .   5.27        5/9/07        948,887
 1,300  General Electric Capital Corp. .   5.22       6/11/07      1,292,272
 1,127  George Street Finance LLC ......   5.27       5/24/07      1,123,205
 2,280  George Street Finance LLC ......   5.29       7/12/07      2,255,878
 1,965  Goldman Sachs Group, Inc. (The)    5.23       5/25/07      1,958,149
 1,440  Lockhart Funding LLC ...........   5.25       5/14/07      1,437,270
 1,410  Lockhart Funding LLC ...........   5.25       6/13/07      1,401,158
 1,700  Lockhart Funding LLC ...........   5.25       7/13/07      1,681,902
 2,000  NetJets, Inc. ..................   5.24        5/3/07      1,999,418
 1,535  NetJets, Inc. ..................   5.24        5/9/07      1,533,213
 1,276  Old Line Funding LLC ...........   5.26       5/10/07      1,274,322
 2,010  Old Line Funding LLC ...........   5.25        6/8/07      1,998,861
 2,190  Private Export Funding Corp. ...   5.25        5/2/07      2,189,681
 1,000  Private Export Funding Corp. ...   5.23       6/12/07        993,898
 1,650  Ranger Funding Co. LLC .........   5.27        5/2/07      1,649,759


                        See Notes to Financial Statements
54

Phoenix Money Market Fund



 FACE
 VALUE                                   DISCOUNT    MATURITY
 (000)           DESCRIPTION               RATE        DATE        VALUE
-------     ------------------          ----------  ----------  ------------
$1,330  Ranger Funding Co. LLC .........   5.26%      5/15/07    $ 1,327,279
 1,530  Ranger Funding Co. LLC .........   5.26       5/17/07      1,526,423
   500  Toyota Motor Credit Corp. ......   5.25       5/24/07        498,323
 2,700  UBS Finance Delaware LLC .......   5.23        6/6/07      2,685,879
 1,200  UBS Finance Delaware LLC .......   5.21        7/2/07      1,189,233
   500  UBS Finance Delaware LLC .......   5.23        7/5/07        495,283
----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            59,254,205
----------------------------------------------------------------------------

                                         INTEREST
                                           RATE
                                        ----------
MEDIUM TERM NOTES--21.0%
 1,500  Citigroup Global Market ........   6.50%      2/15/08      1,513,223
 2,000  Danske Bank A/S 144A
        (Denmark)(b)(c)(e) .............   5.29       5/21/08      2,000,000
 1,500  FleetBoston Financial Corp.        3.85       2/15/08      1,483,909
   680  General Electric Capital Corp.,
        Series A .......................   6.50      12/10/07        684,764
 2,325  HSBC Finance Corp. .............   5.84       2/15/08      2,335,273
 5,000  HSH Nordbank AG 144A
        (Germany)(b)(c)(e) .............   5.35       5/23/08      5,000,000
 2,000  National Australia Bank Ltd.
        144A (Australia)(b)(c)(e) ......   5.31        5/7/08      2,000,000
 2,000  Nordea Bank AB 144A
       (Sweden)(b)(c)(e) ...............   5.31        6/9/08      2,000,000
 2,000  Wells Fargo & Co.(c) ...........   5.28       4/18/08      2,000,000
----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                           19,017,169
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $90,363,705)                                     90,363,705(a)

Other assets and liabilities, net--0.1%                               84,265
                                                                 -----------
NET ASSETS--100.0%                                               $90,447,970
                                                                 ===========




(a) Federal Income Tax Information: At April 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $11,000,000 or 12.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  The interest rate shown is the coupon rate.
(e) A security is considered foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(f)  The rate shown is the discount rate.


                        See Notes to Financial Statements
                                                                              55

Phoenix Money Market Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $90,363,705)                                   $90,363,705
Cash                                                                   359,253
Receivables
   Interest                                                            228,181
   Fund shares sold                                                    157,147
Trustee retainer                                                           377
Prepaid expenses                                                        15,487
Other assets                                                            19,296
                                                                   -----------
     Total assets                                                   91,143,446
                                                                   -----------
LIABILITIES
Payables
   Fund shares repurchased                                             570,112
   Transfer agent fee                                                   36,461
   Investment advisory fee                                              29,653
   Trustee deferred compensation plan                                   19,296
   Dividend distributions                                                7,174
   Administration fee                                                    2,611
   Other accrued expenses                                               30,169
                                                                   -----------
     Total liabilities                                                 695,476
                                                                   -----------
NET ASSETS                                                         $90,447,970
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $90,447,970
                                                                   -----------
NET ASSETS                                                         $90,447,970
                                                                   ===========

CLASS A
Net asset value, offering and redemption price per share                 $1.00
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                          90,447,970


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $2,532,052
                                                                    ----------
     Total investment income                                         2,532,052
                                                                    ----------
EXPENSES
Investment advisory fee                                                185,797
Administration fee                                                      15,809
Transfer agent                                                         131,268
Printing                                                                30,338
Professional                                                            17,094
Registration                                                            10,905
Custodian                                                                9,339
Trustees                                                                 3,945
Miscellaneous                                                            7,433
                                                                    ----------
     Total expenses                                                    411,928
Custodian fees paid indirectly                                            (484)
                                                                    ----------
     Net expenses                                                      411,444
                                                                    ----------
NET INVESTMENT INCOME (LOSS)                                        $2,120,608
                                                                    ==========


                        See Notes to Financial Statements
56

Phoenix Money Market Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Six Months
                                                                                                Ended
                                                                                            April 30, 2007      Year Ended
                                                                                              (Unaudited)    October 31, 2006
                                                                                            --------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                               $ 2,120,608      $  4,044,766
                                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  2,120,608         4,044,766
                                                                                              -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (2,120,608)       (4,044,766)
                                                                                              -----------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (2,120,608)       (4,044,766)
                                                                                              -----------      ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (30,085,437 and 95,572,524 shares, respectively)              30,085,437        95,572,524
   Net asset value of shares issued from reinvestment of distributions
     (2,057,290 and 3,922,990 shares, respectively)                                             2,057,290         3,922,990
   Cost of shares repurchased (41,473,492 and 111,111,831 shares, respectively)               (41,473,492)     (111,111,831)
                                                                                              -----------      ------------
Total                                                                                          (9,330,765)      (11,616,317)
                                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (9,330,765)      (11,616,317)
                                                                                              -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (9,330,765)      (11,616,317)

NET ASSETS
   Beginning of period                                                                         99,778,735       111,395,052
                                                                                              -----------      ------------
   END OF PERIOD                                                                              $90,447,970      $ 99,778,735
                                                                                              ===========      ============


                        See Notes to Financial Statements

Phoenix Money Market Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                           ----------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                            YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2007  ---------------------------------------------------------------
                                                (UNAUDITED)      2006          2005          2004          2003         2002
Net asset value, beginning of period             $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.02           0.04          0.02         0.007         0.010        0.014
                                                 ------         ------        ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              0.02           0.04          0.02         0.007         0.010        0.014
                                                 ------         ------        ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.02)         (0.04)        (0.02)       (0.007)       (0.010)      (0.014)
                                                 ------         ------        ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                          (0.02)         (0.04)        (0.02)       (0.007)       (0.010)      (0.014)
                                                 ------         ------        ------        ------        ------       ------
Change in net asset value                            --             --            --            --            --           --
                                                 ------         ------        ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                   $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                 ======         ======        ======        ======        ======       ======
Total return                                       2.29%(2)       4.04%         2.00%         0.66%         1.00%        1.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $90,448        $99,779      $111,395      $139,996      $156,098     $184,390

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          0.89%(1)       0.84%         0.85%         0.65%         0.37%        0.79%
   Gross operating expenses                        0.89%(1)       0.90%         0.89%         0.92%         0.87%        0.86%
   Net investment income (loss)                    4.57%(1)       3.95%         1.94%         0.65%         1.00%        1.37%






(1) Annualized.
(2) Not annualized.

                        See Notes to Financial Statements
58

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED)


1. ORGANIZATION

   Phoenix Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently six Funds are offered for sale (each a "Fund"). The Phoenix Balanced Fund ("Balanced Fund") is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital. The Phoenix Capital Growth Fund ("Capital Growth Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix Core Bond Fund ("Core Bond Fund") is diversified and has an investment objective to seek both current income and capital appreciation. The Phoenix High Yield Fund ("High Yield Fund") is diversified and has a primary investment objective to seek high current income and a secondary objective of capital growth. The Phoenix Mid-Cap Growth Fund ("Mid-Cap Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Money Market Fund ("Money Market Fund") is diversified and has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

   The Funds offer the following classes of shares for sale:

Fund                                     Class A       Class B       Class C
----                                    ---------     ---------     ---------
Balanced Fund                               X             X             X
Capital Growth Fund                         X             X             X
Core Bond Fund                              X             X             X
High Yield Fund                             X             X             X
Mid-Cap Growth Fund                         X             X             X
Money Market Fund                           X            --            --

   Class A shares of the Core Bond Fund and the High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Balanced Fund, the Capital Growth Fund and the Mid-Cap Growth Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Money Market Fund are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its sharehol ders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months after the fiscal year ended October 31, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

   Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

 I. LOAN AGREEMENTS:

   Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

J. SECURITIES LENDING:

   Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the Custodian). Under the terms of the agreement, the Funds receive collateral with a market value not less than 102% for domestic securities and 105% for foreign securities of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

K. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

                                         1st $1       $1-2         $2+
                                         Billion     Billion     Billion
                                        ---------   ---------   ---------
Balanced Fund ..................          0.55%       0.50%       0.45%
Capital Growth Fund ............          0.70%       0.65%       0.60%
Core Bond Fund .................          0.45%       0.40%       0.35%
High Yield Fund ................          0.65%       0.60%       0.55%
Money Market Fund ..............          0.40%       0.35%       0.30%

                                        1st $50     Next $450   Over $500
                                        Million      Million     Million
                                        --------    ---------   ---------
Mid-Cap Growth Fund ............          0.90%       0.80%      0.70%

   Effective March 1, 2007, Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, became the subadviser to the Balanced Fund, the Core Bond Fund and the Money Market Fund. For the period of November 1, 2006 to February 28, 2007, PIC managed the Funds' portfolios. The Funds' investment objectives and investment strategies are not affected by the change. The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers. The subadvisers manage the investments of the Funds.

   Harris Investment Management, Inc. ("HIM" or "Harris") is the subadviser to the Capital Growth Fund and the Mid-Cap Growth Fund.

   SCM Advisors LLC (f/k/a Seneca Capital Management LLC "SCM") is the subadviser to the High Yield Fund.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   The Adviser has contractually agreed to limit the Core Bond Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through February 28, 2008, so that such expenses do not exceed the following percentages of the average daily net asset values of the Fund:

                                         Class A       Class B       Class C
                                        ---------     ---------     ---------
Core Bond Fund .................          1.00%         1.75%         1.75%

   The Adviser will not seek to recapture any operating expenses reimbursed under this agreement, unless authorized to do so by the Board of Trustees.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended April 30, 2007, as follows:

                        Class A       Class A        Class B        Class C
                      Net Selling     Deferred       Deferred       Deferred
                      Commissions  Sales Charges  Sales Charges  Sales Charges
                      -----------  -------------  -------------  -------------
Balanced Fund ........  $29,233        $ --          $19,013        $  176
Capital Growth Fund ..   17,325         250           18,099            --
Core Bond Fund .......    1,977          --            1,052             8
High Yield Fund ......    4,584         150            2,712         1,247
Mid-Cap Growth Fund ..    7,529          --           13,230           272

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution fees for the Money Market Fund.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended April 30, 2007, the Trust incurred administration fees totaling $794,259.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended April 30, 2007, transfer agent fees were $2,102,784.

   At April 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                   Aggregate
                                                                   Net Asset
                                                     Shares          Value
                                                   ----------    -------------
Capital Growth Fund, Class C ...............           6,270        $103,142
Mid-Cap Growth Fund, Class C ...............           5,133          81,050
Money Market Fund, Class A .................         437,472         437,472

   Until March 1, 2007, the Fund provided a deferred compensation plan to its directors who were not officers of PNX. Under the deferred compensation plan, directors were able to elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the directors. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2007.

4. PURCHASE AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended April 30, 2007, were as follows:


                                                  Purchases          Sales
                                                 -----------     ------------
Balanced Fund ..............................    $231,361,349     $329,835,670
Capital Growth Fund ........................     204,322,644      254,087,083
Core Bond Fund .............................       9,151,061       18,048,102
High Yield Fund ............................      60,971,835       53,445,830
Mid-Cap Growth Fund ........................      29,409,881       49,036,608

   Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2007, were as follows:


                                                  Purchases          Sales
                                                 -----------     ------------
Balanced Fund ..............................     $78,062,960      $50,056,313
Core Bond Fund .............................      10,933,106        3,455,381

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


5. CREDIT RISK AND ASSET CONCENTRATIONS

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At April 30, 2007, the High Yield Fund held the following restricted securities:

                                                          Market       % of
                               Acquisition  Acquisition  Value at  Net Assets at
                                   Date        Cost      4/30/07      4/30/07
                               -----------  -----------  --------  -------------
  CB Cambridge
   Industries Liquidating
   Trust Interests 0%,
   12/24/05 ..................   12/24/01    $  369,206   $ 1,033       0.0%
  Poland Telecom
   Finance BV Series B
   14%, 12/1/07 ..............   11/24/97     5,000,000    61,770       0.1
  ACG Holdings, Inc. .........    12/4/93       357,881         0       0.0

   At the end of the period, the value of restricted securities amounted to $62,803 or 0.1% of net assets for the Fund.

   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. MERGERS

   On March 9, 2007, the Phoenix Capital Growth Fund ("Capital Growth") acquired all of the net assets of Phoenix Nifty Fifty Fund ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on December 15, 2006. The acquisition was accomplished by a tax-free exchange of 1,760,579 Class A shares of Capital Growth, 301,567

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


Class B shares of Capital Growth and 288,566 Class C shares of Capital Growth (valued at $27,397,275, $4,297,272, and $4,479,897, respectively) for 1,474,441
Class A shares of Nifty Fifty, 261,494 Class B shares of Nifty Fifty and 272,639 Class C shares of Nifty Fifty outstanding on March 9, 2007. Nifty Fifty had net assets on that date of $36,174,444 including $5,977,389 of net unrealized appreciation which were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $479,184,309. The shareholders of each class of Nifty Fifty received for each share owned approximately 1.19, 1.15, and 1.06 shares, respectively, for each Class A, Class B, and Class C share of Capital Growth.

   On May 19, 2006, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of the Phoenix Balanced Return Fund of the Phoenix Investment Trust 06 ("Balanced Return") pursuant to an Agreement and Plan of Reorganization approved by the Balanced Return Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,225,871 Class A shares of Balanced, 429,649 Class B shares of Balanced and 3,717,384 Class C shares of Balanced (valued at $32,949,812, $6,334,955, and $3,717,384, respectively) for 1,197,747 Class A shares of Balanced Return, 234,756 Class B shares of Balanced Return and 137,380 Class C shares of Balanced Return outstanding on May 19, 2006. Balanced Return had net assets on that date of $43,002,151 including $212,957 of depreciation which were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,076,338,359. The shareholders of each class of Balanced Return received for each share owned approximately 1.86, 1.83, and 1.84 shares, respectively, for each Class A, Class B, and Class C share of Balanced.

10. FEDERAL INCOME TAX INFORMATION

   The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                              Expiration Year
                          ----------------------------------------------------
                              2007         2008         2009          2010
                          -----------  -----------  ------------  ------------
Balanced Fund ..........  $        --  $        --  $  5,547,276  $    738,699
Capital Growth Fund ....           --           --   218,766,492    97,731,301
Core Bond Fund .........    5,668,564    8,192,129            --     2,929,428
High Yield Fund ........   38,223,988   27,836,215    66,603,160    70,134,673
Mid-Cap Growth Fund ....           --           --    33,022,929    27,489,400


                                              Expiration Year
                          ----------------------------------------------------
                              2011         2012         2014         Total
                          -----------  -----------  ------------  ------------
Balanced Fund ..........  $        --  $        --  $         --  $  6,285,975
Capital Growth Fund ....   15,273,804           --            --   331,771,597
Core Bond Fund .........           --    7,849,106       781,725    25,420,952
High Yield Fund ........   21,887,506           --       143,039   224,828,581
Mid-Cap Growth Fund ....           --           --            --    60,512,329

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Included in the Balanced Fund's amounts is $6,285,975 which was acquired in connection with the merger of the Balanced Return Fund. Utilization of this capital loss carryover is subject to annual limitations.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BALANCED FUND, PHOENIX CAPITAL GROWTH FUND, PHOENIX CORE BOND FUND, PHOENIX HIGH YIELD FUND, PHOENIX MID-CAP GROWTH FUND AND PHOENIX MONEY MARKET FUND (EACH, A "FUND")
APRIL 30, 2007 (UNAUDITED)


   The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory and subadvisory agreements. At meetings held on November 15-16, 2006 and March 1, 2007, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC" or "Advisor") and each Fund and approved the continuation of a subadvisory agreement (the "SCM Subadvisory Agreement") between PIC and Seneca Capital Management, LLC (n/k/a SCM Advisors, LLC) ("SCM") for Phoenix High Yield Fund, and approved a subadvisory agreement (the "Goodwin Subadvisory Agreement") between PIC and Goodwin Capital Advisers, Inc. ("Goodwin") for each of Phoenix Balanced Fund, Phoenix Core Bond Fund and Phoenix Money Market Fund, respectively. Pursuant to the Advisory Agreement, PIC provides advisory services to each Fund. For Phoenix Balanced Fund, prior to September 1, 2006, Engemann Asset Management had acted as investment subadvisor to the Fund. Effective September 1, 2006, Engemann was removed as subadvisor and the portfolio manager became affiliated with PIC, which remained as the sole investment advisor as a result of a realignment in investment advisors wholly-owned and controlled by Phoenix Investment Partners, Ltd. The Fund relied on an opinion of counsel to determine that shareholder approval of the new advisory agreement was not needed due to these actions. Pursuant to the SCM Subadvisory Agreement, SCM provides the day-to-day investment management for Phoenix High Yield Fund. For Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund, at a meeting held on March 23, 2006, the Board approved the subadvisory agreement between PIC and Harris Investment Management, Inc. for a two-year period. As a result, only the Advisory Agreement was considered for renewal at the November 15-16, 2006 meeting. Effective March 1, 2007, Goodwin became Subadvisor to Phoenix Balanced Fund, Phoenix Core Bond Fund and Phoenix Money Market Fund as a result of a restructuring of the advisory services provided to each Fund. Each Fund relied upon an opinion of counsel to determine that adding Goodwin as a subadvisor to each Fund did not constitute an assignment of the Advisory Agreement under the Investment Company Act of 1940 because the Advisor and Goodwin are under common management and control and the same investment personnel at PIC would continue to provide investment services to the Funds at Goodwin. Pursuant to the Goodwin Subadvisory Agreement, Goodwin provides the day-to-day investment management for Phoenix Balanced Fund, Phoenix Core Bond Fund and Phoenix Money Market Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory, Goodwin Subadvisory and SCM Subadvisory Agreements, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of each applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decisions.

ADVISORY AGREEMENT CONSIDERATIONS AT
NOVEMBER 15-16, 2006 MEETING

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to each Fund such as quarterly reports provided by PIC: 1) comparing the performance of each Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and each Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives and brokerage commissions. The Board noted that PIC is responsible for managing each Fund's investment program, the general operations and the day-to-day management of each Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage each Fund, and its current experience in acting as an investment advisor to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BALANCED FUND, PHOENIX CAPITAL GROWTH FUND, PHOENIX CORE BOND FUND, PHOENIX HIGH YIELD FUND, PHOENIX MID-CAP GROWTH FUND AND PHOENIX MONEY MARKET FUND (EACH, A "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


performance of each Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of each Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that Phoenix Balanced Fund's performance had improved and that the Fund had outperformed its benchmark for the 1 year and the year-to-date periods, while it trailed its benchmark for the 3, 5 and 10 year periods. The Board also noted the change in portfolio managers as of April 1, 2006 was intended to improve the Fund's performance. The Board noted that Phoenix Capital Growth Fund's performance trailed its benchmark for all periods reported. The Board determined the Fund should remain on the list of funds to be monitored, while it also noted the recent change in the subadvisor to manage the Fund was intended to improve the Fund's performance. The Board noted that Phoenix Core Bond Fund's performance trailed its benchmark for all periods reported. The Board determined that the Fund should remain on the list of funds to be monitored, while it also noted the change in the management of the Fund in January 2006 was intended to improve the Fund's performance. The Board noted that Phoenix High Yield Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. Management explained that the Fund's performance was due to the managers' focus on higher quality securities that had underperformed the broader high yield market. The Board noted that Phoenix Mid-Cap Growth Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. The Board also noted the recent change in the subadvisor to manage the Fund was intended to improve the Fund's performance. The Board noted that Phoenix Money Market Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. Management explained the Fund's performance trailed the Treasury bill benchmark due to Fund expenses. The Board concluded that each Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of each Fund. In this regard, the Board reviewed each Fund's profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for each Fund. Attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation for each fund appeared reasonable. With respect to Phoenix Core Bond Fund, the Board also noted the contractual expense caps in place through February 2008 to limit the Fund's total operating expenses. The Board concluded that the expected profitability to PIC from each Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of each Fund compared with those of a group of funds selected by Lipper. For Phoenix Balanced Fund and Phoenix Capital Growth Fund, the Board noted that the total expenses and the management fee of the Funds were less than those for the peer group. For Phoenix Core Bond Fund, the Board noted that the management fee was below the median for the peer group and that the total expenses of the Fund were higher than the average total expenses for comparable Funds. For Phoenix High Yield Fund, the Board noted that the management fee was below the median for the peer group and that the total expenses of the Fund were higher than the average total expenses for comparable funds. For Phoenix Mid-Cap Growth Fund, the Board noted that the total expenses and the management fee of the Fund were higher than those for the peer group. For Phoenix Money Market Fund, the Board noted that the management fee was below the median for the peer group and that the total expenses of the Fund were higher than the average total expenses for comparable funds.
The Board was satisfied with the management fee and total expenses of each Fund in comparison to its Lipper expense peer group and concluded that such fees and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that each Fund's management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and each Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS AT
NOVEMBER 15-16, 2006 AND MARCH 1, 2007 MEETINGS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by SCM to Phoenix High Yield Fund and Goodwin to Phoenix Balanced Fund, Phoenix Core Bond Fund and Phoenix Money Market Fund would be reasonable. For Phoenix High Yield Fund, the Board's opinion was based, in part, upon the extensive experience of SCM and the portfolio managers. In this regard, the Board noted that SCM has been an investment advisor since 1989 and acts as subadvisor to fund companies and as investment advisor to institutions and individuals. The Board noted that SCM provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. For Phoenix Balanced Fund, Phoenix Core Bond Fund and Phoenix Money Market Fund, the Board's opinion was based, in part, upon the fact that effective January 1, 2007, the fixed income division of PIC became

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BALANCED FUND, PHOENIX CAPITAL GROWTH FUND, PHOENIX CORE BOND FUND, PHOENIX HIGH YIELD FUND, PHOENIX MID-CAP GROWTH FUND AND PHOENIX MONEY MARKET FUND (EACH, A "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


affiliated with a separate registered investment advisor known as Goodwin Capital Advisers, Inc. Previously, Goodwin, an affiliate of PIC, had operated under another name. The Board noted that the portfolio management team had an average of over 16 years of experience in the investment management business and that this team would continue to serve the Funds in the same manner under the Goodwin name. Because of Goodwin's previous and continued affiliation with PIC and the portfolio management team's extensive experience, the Board concluded that the nature, extent and quality of services would continue. Turning to compensation, the Board noted that a primary factor in both SCM's and Goodwin's determination of the amount of bonus compensation to be paid to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of both SCM's and Goodwin's compliance programs.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper and reviewed by the Board for a November 15-16, 2006 Board meeting based on the foregoing performance discussions. Based on the foregoing performance discussions, the Board determined that the investment performance of each Fund was reasonable.

   PROFITABILITY. The Board did not separately review profitability information for SCM and Goodwin because each entity is a wholly-owned subsidiary of the Advisor whose profitability is periodically reviewed.

   SUBADVISORY FEE. The Board reviewed the proposed subadvisory fee for each Fund and determined that each fee was in line with industry standards. The Board also noted that the subadvisory fee is paid by PIC and not by each Fund.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to each Fund's shareholders, but noted that any economies would be generated with respect to PIC, because PIC pays the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF SUBADVISORY AGREEMENT
FOR PHOENIX CAPITAL GROWTH FUND AND PHOENIX MID-CAP GROWTH FUND (THE "FUNDS") APRIL 30, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Funds' advisory and subadvisory agreements. On March 23, 2006, the Trustees of Phoenix Series Fund (the "Trust"), including a majority of the Independent Trustees, unanimously approved the proposed subadvisory agreement (the "Subadvisory Agreement"). The Funds' advisory agreements were previously approved on November 4, 2005. The Board believed that the Funds' shareholders could benefit most from management of the Funds' assets by the equity team at Harris Investment Management, Inc. ("Harris" or the "Subadviser"), which had demonstrated superior investment performance. The Board believed that the management of the Funds by Phoenix Investment Counsel, Inc., the Funds' current Investment Adviser ("PIC") and Harris would result in improved performance of the Funds. PIC did not contemplate that any material changes to the Funds' principal investment strategies would occur if the Subadvisory Agreement was approved.

BASIS FOR THE BOARD'S RECOMMENDATION

   At a meeting of the Board of Trustees on March 23, 2006, the Trustees conferred with representatives of PIC and Harris to consider the appointment of Harris as subadviser. In evaluating, approving and recommending to the Funds' shareholders that they approve this proposal, the Board of Trustees requested and evaluated information provided by PIC and Harris which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether PIC's entering into the Subadvisory Agreement with Harris would be in the best interests of the Funds and their shareholders. Prior to making its final decision, the Independent Trustees met privately with independent counsel to discuss the information provided.

   In their deliberations, the Trustees did not identify any particular information that was all important or controlling, and the Trustees attributed different weights to the various factors. In recommending that shareholders approve this proposal, the Trustees considered various factors, including:

   1) the nature, extent and quality of the services to be provided by Harris. The Trustees considered the experience of the investment professionals from Harris who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadviser to the Funds and their shareholders would be reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadviser (which has been an investment adviser to funds, institutions and individuals since 1989) and the investment professionals from Harris. The Boards noted that a primary factor in portfolio manager bonus is performance and this aligned the interests of the Funds and the portfolio managers;

   2) that Harris' portfolio management is team managed with more than 10 years cumulative trading and investing experience;

   3) a review and comparison of the proposed subadvisory fees of funds with substantially similar investment objectives, policies and strategies of the Funds. In this regard, the Board noted that the proposed subadvisory fee of 50% of the investment advisory fee of the Phoenix Capital Growth Fund was slightly above the subadvisory fee median of 48% of the investment advisory fee of funds with substantially similar investment objective, policies and strategies. The Board also noted that the proposed subadvisory fee of 50% of the investment advisory fee of the Phoenix Mid-Cap Growth Fund was slightly below the subadvisory fee median of 52% of the investment advisory fee of funds with substantially similar investment objectives, policies and strategies. Based on the foregoing, the Board concluded that the proposed subadvisory fee of 50% of the investment advisory fees of the Funds was reasonable;

   4) the investment performance of Harris. The Board placed significant emphasis on the investment performance of Harris in view of its importance to shareholders. Particular attention in assessing Harris' performance was given to materials prepared by PIC using information from Lipper Financial Services ("Lipper") furnished for the contract approval process. The Lipper information showed the investment performance of the Phoenix Capital Growth Fund and the Phoenix Mid-Cap Growth Fund shares for the 1, 3 and 5 year periods ended December 31, 2005. The Lipper information compared each Fund's investment performance for those periods to performance information of a peer group of funds and a relevant market index for each Fund for the same time period. In addition, the Board was provided with materials prepared by Harris that compared the Phoenix Capital Growth Fund performance to the performance of the Harris Large Cap Growth Composite which is comprised of the prior performance of all discretionary accounts eligible for inclusion in the composite managed by Harris with substantially similar investment objectives, policies and strategies as the Phoenix Capital Growth Fund for the relevant time period. The Board was also provided with materials prepared by Harris that compared the performance of the Phoenix Mid-Cap Growth Fund with a Back-Tested Harris Mid-Cap Growth Composite which is a purely hypothetical calculation of how a portfolio might have performed if it had existed using substantially the same investment methodology currently employed by Harris. The Board noted that back-tested performance is purely hypothetical, does not represent actual performance or the impact of fund fees and expenses and was provided for informational purposes only.

BOARD OF TRUSTEES' CONSIDERATION OF SUBADVISORY AGREEMENT
FOR PHOENIX CAPITAL GROWTH FUND AND PHOENIX MID-CAP GROWTH FUND (THE "FUNDS") APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   Based on the foregoing information, the Board noted the following: With respect to the Phoenix Capital Growth Fund, the Board observed that the performance of the Harris Large Cap Growth Composite was higher than the Fund's performance, the Russell 1000 Growth Index performance and the performance of a significant number of funds in the Fund's peer group of funds during the time periods shown. With respect to the Phoenix Mid-Cap Growth Fund, the Board observed that the performance of the Harris Back-Tested Mid Cap Growth Composite was higher than the Fund's performance, the Russell Mid-Cap Growth Index and the performance of a significant number of funds in the Fund's peer group of funds during the time periods shown with the exception of the three year period in which the Fund performance and the Russell Mid-Cap Growth Index performance was higher than the Harris Back-Tested Mid-Cap Growth Composite performance. The Board concluded that the performance of Harris as a subadviser as shown in the materials provided was satisfactory and that appointing Harris as subadviser could potentially improve the performance of the Funds;

   5) the fact that there are no other tangible benefits to Harris in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Funds could enhance Harris' reputation in the marketplace, and, therefore, would enable Harris to attract additional client relationships; and

   6) the Board's consideration and approval of the strategic business arrangements among Harris, PIC and its affiliates.

   Based on the foregoing, the Board concluded that the proposed Subadvisory Agreement was favorable for shareholders because shareholders could benefit from management of the Funds' assets by the portfolio management team at Harris.

                         RESULTS OF SHAREHOLDER MEETING
                               PHOENIX SERIES FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Balanced Fund, Phoenix Capital Growth Fund, Phoenix Core Bond Fund, Phoenix High Yield Fund, Phoenix Mid-Cap Growth Fund and Phoenix Money Market Fund (each a "Fund"), series of Phoenix Series Fund (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                             FOR         AGAINST      ABSTAIN     BROKER NON-VOTES
                                                         -----------    ---------    ---------   ------------------
To approve a proposal to permit Phoenix Investment
Counsel, Inc. to hire and replace subadvisers or to
modify subadvisory agreements without shareholder
approval

    o    Phoenix Balanced Fund ......................     32,797,184    2,697,299    1,499,696       10,332,457
    o    Phoenix Capital Growth Fund ................     14,951,716    1,091,086      597,104        3,827,018
    o    Phoenix Core Bond Fund .....................      4,710,946      279,061      183,486          980,275
    o    Phoenix High Yield Fund ....................     15,409,334    1,090,217      767,003        3,281,118
    o    Phoenix Mid-Cap Growth Fund ................      4,211,513      401,642      160,392          847,145
    o    Phoenix Money Market Fund ..................     50,388,385    3,473,539    1,453,689        2,513,133


To approve the amendment of fundamental
restrictions of the Fund with respect to loans
    o    Phoenix Balanced Fund ......................     32,768,117    2,506,728    1,719,334       10,332,457
    o    Phoenix Capital Growth Fund ................     14,858,032    1,087,749      694,125        3,827,018
    o    Phoenix Core Bond Fund .....................      4,680,828      277,386      215,279          980,275
    o    Phoenix High Yield Fund ....................     15,338,128    1,075,824      852,602        3,281,118
    o    Phoenix Mid-Cap Growth Fund ................      4,237,185      325,866      210,495          847,145
    o    Phoenix Money Market Fund ..................     50,527,502    3,140,624    1,647,487        2,513,133


To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental

    o    Phoenix Balanced Fund ......................     32,522,861    2,722,969    1,748,349       10,332,457
    o    Phoenix Capital Growth Fund ................     14,849,026    1,127,094      663,786        3,827,018
    o    Phoenix Core Bond Fund .....................      4,653,188      248,186      272,119          980,275
    o    Phoenix High Yield Fund ....................     15,502,861    1,030,275      733,419        3,281,118
    o    Phoenix Mid-Cap Growth Fund ................      4,181,998      379,534      212,015          847,145
    o    Phoenix Money Market Fund ..................     51,155,724    2,522,855    1,637,033        2,513,133

PHOENIX SERIES FUND                                      INVESTMENT ADVISER
101 Munson Street                                        Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                                56 Prospect Street
                                                         Hartford, CT 06103-2836


TRUSTEES                                                 PRINCIPAL UNDERWRITER
George R. Aylward                                        Phoenix Equity Planning Corporation
E. Virgil Conway                                         One American Row
Harry Dalzell-Payne                                      Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche                                      TRANSFER AGENT
Philip R. McLoughlin, Chairman                           Phoenix Equity Planning Corporation
Geraldine M. McNamara                                    One American Row
James M. Oates                                           Hartford, CT 06103-2899
Richard E. Segerson
Ferdinand L.J. Verdonck
                                                         CUSTODIAN
                                                         State Street Bank and Trust Company
                                                         P.O. Box 5501
OFFICERS                                                 Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President                HOW TO CONTACT US
Marc Baltuch, Vice President and Chief                   Mutual Fund Services                 1-800-243-1574
   Compliance Officer                                    Advisor Consulting Group             1-800-243-4361
W. Patrick Bradley, Chief Financial Officer              Telephone Orders                     1-800-367-5877
   and Treasurer                                         Text Telephone                       1-800-243-1926
Kevin J. Carr, Vice President, Chief Legal Officer,      Web site                           PHOENIXFUNDS.COM
   Counsel and Secretary


               --------------------------------------------------

                  IMPORTANT NOTICE TO SHAREHOLDERS
                  The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

               --------------------------------------------------

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


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


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

                                                              -----------------
                                                                  PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                               Permit NO. 1051
                                                              -----------------

 [GRAPHIC OMITTED]
 PHOENIX


Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480








For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM











NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP395
BPD31889                                                                    6-07

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.